FIDELITY


(registered trademark)
MASSACHUSETTS
MUNICIPAL
FUNDS



ANNUAL REPORT
JANUARY 31, 1997
CONTENTS

CHECK PAGE NUMBERS !!!



PRESIDENT'S MESSAGE                                  3     Ned Johnson on investing
                                                           strategies.

FIDELITY MASSACHUSETTS MUNICIPAL INCOME FUND

 PERFORMANCE                                         4     How the fund has done over time.

 FUND TALK                                           7     The manager's review of fund
                                                           performance, strategy and outlook.

 INVESTMENT CHANGES                                  10    A summary of major shifts in the
                                                           fund's investments over the past six
                                                           months
                                                           and one year.

 INVESTMENTS                                         11    A complete list of the fund's
                                                           investments with their market value.

 FINANCIAL STATEMENTS                                25    Statements of assets and liabilities,
                                                           operations, and changes in net
                                                           assets,
                                                           as well as financial highlights.

FIDELITY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

 PERFORMANCE                                         29    How the fund has done over time.

 FUND TALK                                           31    The manager's review of fund
                                                           performance, strategy and outlook.

 INVESTMENT CHANGES                                  33    A summary of major shifts in the
                                                           fund's investments over the past six
                                                           months
                                                           and one year.

 INVESTMENTS                                         34    A complete list of the fund's
                                                           investments with their market value.

 FINANCIAL STATEMENTS                                42    Statements of assets and liabilities,
                                                           operations, and changes in net
                                                           assets,
                                                           as well as financial highlights.

NOTES                                                46    Notes to the financial statements.

REPORT OF INDEPENDENT                                49    The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS                                        50



THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
As 1997 begins, the stock and bond markets generally have continued on the course they followed during the past year. Through January, stocks maintained their unprecedented climb, with the large companies still setting the pace. With low, stable interest rates, the bond market has tended to mirror its historical returns in the mid-single digits.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the more likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government. Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d

FIDELITY MASSACHUSETTS MUNICIPAL INCOME FUND

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1997                     PAST 1   PAST 5   PAST 10
                                                   YEAR     YEARS    YEARS

Fidelity                                           3.06%    40.83%   98.41%
Massachusetts Municipal Income Fund

Lehman Brothers Massachusetts Enhanc               3.73%    n/a      n/a
ed
 Municipal Bond Index

Massachusetts Municipal Debt Funds Average         3.04%    39.50%   90.19%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Massachusetts Enhanced Municipal Bond Index, - a total return performance benchmark for Massachusetts investment-grade municipal bonds with maturities of at least one year. To measure how the fund's performance stacked up against its peers, you can compare it to the Massachusetts municipal debt funds average, which reflects the performance of 51 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past one year. Both benchmarks reflect investment of dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1997                     PAST 1   PAST 5   PAST 10
                                                   YEAR     YEARS    YEARS

Fidelity                                           3.06%    7.09%    7.09%
Massachusetts Municipal Income Fund

Lehman Brothers Massachusetts Enhanc               3.73%    n/a      n/a
ed
 Municipal Bond Index

Massachusetts Municipal Debt Funds Average         3.04%    6.88%    6.64%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking the arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19970131 19970211 134716 S00000000000001
             MA Muni Income              LB Municipal Bond
             00070                       LB015
  1987/01/31      10000.00                    10000.00
  1987/02/28      10076.36                    10049.20
  1987/03/31      10044.05                     9942.68
  1987/04/30       9538.47                     9443.75
  1987/05/31       9416.86                     9396.91
  1987/06/30       9578.82                     9672.81
  1987/07/31       9717.08                     9771.47
  1987/08/31       9751.40                     9793.46
  1987/09/30       9355.55                     9432.37
  1987/10/31       9230.78                     9465.76
  1987/11/30       9469.85                     9712.91
  1987/12/31       9665.34                     9853.85
  1988/01/31       9969.73                    10204.84
  1988/02/29      10084.31                    10312.71
  1988/03/31       9908.32                    10193.08
  1988/04/30       9989.05                    10270.55
  1988/05/31      10042.47                    10240.86
  1988/06/30      10151.00                    10390.69
  1988/07/31      10222.82                    10458.44
  1988/08/31      10257.95                    10467.64
  1988/09/30      10407.27                    10657.10
  1988/10/31      10595.28                    10844.67
  1988/11/30      10534.17                    10745.33
  1988/12/31      10696.73                    10855.26
  1989/01/31      10849.84                    11079.74
  1989/02/28      10778.77                    10953.32
  1989/03/31      10786.57                    10927.14
  1989/04/30      11051.58                    11186.55
  1989/05/31      11248.26                    11418.90
  1989/06/30      11344.24                    11573.97
  1989/07/31      11431.26                    11731.49
  1989/08/31      11386.92                    11616.64
  1989/09/30      11343.37                    11582.02
  1989/10/31      11450.83                    11723.67
  1989/11/30      11613.02                    11928.83
  1989/12/31      11685.82                    12026.41
  1990/01/31      11628.56                    11969.53
  1990/02/28      11772.54                    12076.05
  1990/03/31      11792.75                    12079.68
  1990/04/30      11637.91                    11992.22
  1990/05/31      11891.09                    12254.01
  1990/06/30      12015.68                    12361.72
  1990/07/31      12185.51                    12543.44
  1990/08/31      12039.34                    12361.31
  1990/09/30      12079.66                    12368.36
  1990/10/31      12120.90                    12592.72
  1990/11/30      12495.47                    12845.96
  1990/12/31      12548.75                    12901.84
  1991/01/31      12703.80                    13074.98
  1991/02/28      12801.25                    13188.73
  1991/03/31      12865.02                    13193.48
  1991/04/30      13043.33                    13368.95
  1991/05/31      13174.73                    13487.80
  1991/06/30      13200.75                    13474.45
  1991/07/31      13392.03                    13638.57
  1991/08/31      13514.04                    13818.19
  1991/09/30      13638.26                    13998.10
  1991/10/31      13759.83                    14124.09
  1991/11/30      13796.27                    14163.49
  1991/12/31      13967.45                    14467.44
  1992/01/31      14088.96                    14500.43
  1992/02/29      14133.86                    14505.07
  1992/03/31      14147.80                    14510.43
  1992/04/30      14273.44                    14639.58
  1992/05/31      14429.22                    14811.88
  1992/06/30      14669.18                    15060.43
  1992/07/31      15063.60                    15511.94
  1992/08/31      14874.09                    15360.70
  1992/09/30      15000.73                    15461.16
  1992/10/31      14747.31                    15309.17
  1992/11/30      15120.57                    15583.36
  1992/12/31      15264.84                    15742.47
  1993/01/31      15489.27                    15925.55
  1993/02/28      16022.16                    16501.58
  1993/03/31      15877.23                    16327.16
  1993/04/30      16023.12                    16491.90
  1993/05/31      16131.81                    16584.58
  1993/06/30      16385.95                    16861.38
  1993/07/31      16374.52                    16883.47
  1993/08/31      16716.20                    17234.98
  1993/09/30      17001.72                    17431.29
  1993/10/31      17043.51                    17464.93
  1993/11/30      16903.48                    17311.06
  1993/12/31      17237.19                    17676.50
  1994/01/31      17436.39                    17878.37
  1994/02/28      17071.53                    17415.32
  1994/03/31      16336.88                    16706.16
  1994/04/30      16391.94                    16847.83
  1994/05/31      16553.32                    16993.90
  1994/06/30      16476.23                    16890.07
  1994/07/31      16787.61                    17199.67
  1994/08/31      16861.51                    17259.18
  1994/09/30      16587.07                    17005.81
  1994/10/31      16253.15                    16703.79
  1994/11/30      15794.46                    16401.78
  1994/12/31      16190.28                    16762.79
  1995/01/31      16775.47                    17241.87
  1995/02/28      17245.41                    17743.26
  1995/03/31      17476.50                    17947.13
  1995/04/30      17484.99                    17968.31
  1995/05/31      18032.14                    18541.68
  1995/06/30      17754.00                    18380.37
  1995/07/31      17874.18                    18554.61
  1995/08/31      18091.31                    18789.88
  1995/09/30      18241.52                    18908.82
  1995/10/31      18539.02                    19183.76
  1995/11/30      18864.84                    19502.02
  1995/12/31      19116.08                    19689.43
  1996/01/31      19251.41                    19838.09
  1996/02/29      19051.04                    19704.18
  1996/03/31      18790.78                    19452.36
  1996/04/30      18708.18                    19397.31
  1996/05/31      18711.22                    19389.55
  1996/06/30      18895.01                    19600.70
  1996/07/31      19098.14                    19779.07
  1996/08/31      19065.79                    19774.32
  1996/09/30      19319.74                    20051.16
  1996/10/31      19542.06                    20277.94
  1996/11/30      19900.09                    20649.03
  1996/12/31      19803.73                    20562.30
  1997/01/31      19840.83                    20601.16
IMATRL PRASUN   SHR__CHT 19970131 19970211 134719 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Massachusetts Municipal Income Fund on January 31, 1987. As the chart shows, by January 31, 1997, the value of the investment would have grown to $19,841 - a 98.41% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, which reflects the performance of the investment-grade municipal bond market, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $20,601 - a 106.01% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield of
a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
      YEARS ENDED JANUARY 31,

      1997                      1996   1995   1994   1993

Dividend returns                5.33%    6.41%    5.85%    6.32%   6.67%

Capital appreciation returns   -2.27%    8.35%   -9.64%    6.25%   3.27%

Total returns                   3.06%   14.76%   -3.79%   12.57%   9.94%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains paid by the fund are reinvested.
DIVIDENDS AND YIELD

PERIODS ENDED JANUARY 31, 1997           PAST          PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      5.15(cents)   30.23(cents)   60.45(cents)

Annualized dividend rate                 5.32%         5.26%          5.33%

30-day annualized yield                  5.08%         -              -

30-day annualized tax-equivalent yield   9.02%         -              -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $11.40 over the past month, $11.39 over the past six months and $11.34 over the past year, you can compare the fund's income over these three periods. Dividends per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 43.68% combined 1997 federal and state tax bracket, but does not reflect the payment of the alternative minimum tax, if applicable.
FIDELITY MASSACHUSETTS MUNICIPAL INCOME FUND

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Stable demand helped municipal
bonds perform better than their
investment-grade taxable
counterparts in the 12 months
ending January 31, 1997.
However, uncertainty over the
direction of the economy and
Federal Reserve Board monetary
policy affected all bonds. For the
period, the Lehman Brothers
Municipal Bond Index - a broad
measure of the municipal bond
market - had a total return of
3.85%. In comparison, the
Lehman Brothers Aggregate
Bond Index - a broad measure
of the performance of the U.S.
taxable bond market - returned
3.26%. New issue supply was
strong through most of the
period, but insurance companies
and individual investors helped
sustain demand. The diminishing
likelihood of significant tax reform
in the near future also helped
support the muni market. Like
most domestic bonds, munis
were affected by signs of strength
in the economy early in 1996.
Nevertheless, the market
conditions that supported the
muni market helped munis enter
the fall trading at expensive
levels relative to taxable
counterparts. However, demand
declined in October and munis
stalled because their rich
valuations made them less
attractive buy candidates, and
those investors who owned munis
sought to sell them to take profits.
Munis outperformed comparable
Treasuries in November and
December, but lagged in January.
From December on, munis and
the rest of the bond market
stalled as a result of conflicting
economic data and fears that
inflation might encourage the Fed
to raise short-term rates.
An interview with Steven Harvey, Portfolio Manager of Fidelity Massachusetts Municipal Income Fund
Q. HOW DID THE FUND PERFORM, STEVE?
A. For the 12 months that ended January 31, 1997, the fund had a total return of 3.06%. That was in line with the Massachusetts municipal debt funds average, which had a 3.04% return during the same 12-month period, according to Lipper Analytical Services. The Lehman Brothers Massachusetts Enhanced Municipal Bond Index posted a 12-month return of 3.73%.
Q. WHAT WERE THE KEYS TO THE FUND'S PERFORMANCE?
A. The fund's increasing stake in general obligation bonds (GOs) was one factor. State GOs - which are municipal bonds backed by the full faith and credit of the state - benefited from an improving economy and, as a result, a better fiscal footing for the state. The state budget posted a surplus for the fiscal year that ended June 30, 1996. And, during the first six months of fiscal year 1997, tax collections were well above the previous year's levels - as well as budgeted levels - thanks mainly to especially strong sales tax collections. However, even after adding more state GOs, the fund continued to have a smaller weighting than its benchmark in these bonds. That helps to explain why the fund lagged its benchmark during the period. I purposely kept the fund's stake in state GOs light for two reasons. First, I didn't want the fund to be overly reliant on the fortunes of one type of bond. Second, I believe that there are growing uncertainties about the state's long-term outlook. The state will most likely have to take on a large amount of debt to finance the Central Artery Project and a convention center and/or stadium for the New England Patriots.
Q. WERE THERE ANY OTHER BONDS THAT PERFORMED ESPECIALLY WELL?
A. Yes. Two of the fund's larger hospital holdings benefited from the trend toward consolidation in the health care sector. MetroWest Health Center, a Baa-rated hospital bond and the successor institution to Framingham Union Hospital, was acquired by Columbia HCA. To the benefit of the fund, MetroWest was the subject of an advanced refunding. With an advanced refunding an issuer with existing bonds in the market will issue a second set of bonds. Proceeds from this sale are then invested in high-quality U.S. Treasury securities, and these Treasuries then secure the original bonds until the call date. The bond investor can gain two important advantages in this situation: one, the bonds are backed by high-quality Treasuries and two, because an advanced refunding can lower the effective maturity date of the original bonds, there is the potential for price appreciation since they trade to a shorter call date, rather than to a longer maturity date. The issuer, on the other hand, gains a lower interest rate on its debt. The second of the fund's large hospitals that did well was Lowell General Hospital. Because of its strong competitive and financial position, the hospital holdings was able to refinance its older debt at lower current interest rates. As a result, its bonds appreciated, reflecting the hospital's lower debt costs and improved financial outlook.
Q. HOW DID THE FUND'S STAKE IN NON-CALLABLE BONDS PERFORM?
A. Non-callable bonds - which can't be redeemed by their issuer before maturity - did well during the year and helped the fund's performance. Investors were willing to pay relatively high prices for non-callable bonds since interest rates were falling and non-callables tend to do well in declining rate environments. As the year ended, I felt that investors were overpaying for some non-callable bonds, so I sold some to lock in significant gains.
Q. WHAT WERE THE DISAPPOINTMENTS?
A. I'd say that one was the erratic performance of bonds issued by the Massachusetts Turnpike Authority, which has a new management team that is changing the entire toll structure. The market interpreted these changes as somewhat negative developments for the Authority. What's more, the Authority is being asked to contribute as much as $100 million to the Central Artery Project. To many observers, these two events seem to indicate that the Authority has lost some of its political independence and is probably not as strong as it once was.
Q. WHAT'S YOUR OUTLOOK?
A. Over the past six months, we've experienced a healthy municipal bond market rally as interest rates have fallen. I think it may be unrealistic to expect the recent rally to continue at its present pace. Therefore, the fund's returns likely will derive less from price appreciation and more from the income that its holdings generate. However, I believe that with careful research I can identify situations that offer the potential for price appreciation based on positive events that would enhance their credit rating, while avoiding those with deteriorating credit quality.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to provide high current
income exempt from federal
income tax and
Massachusetts personal
income taxes by investing in
investment-grade
municipal securities under
normal conditions
TRADING SYMBOL: FDMMX
FUND NUMBER: 070
START DATE: November 10,
1983
SIZE: as of January 31,
1997, more than $1.1 billion
MANAGER: Steven Harvey,
since August 1995; manager,
Spartan New Jersey
Municipal Income Fund,
since 1996; Fidelity Ohio
Municipal Income Fund, since
1994; Spartan Pennsylvania
Municipal Income and
Spartan Maryland Municipal
Income funds, since 1993;
joined Fidelity in 1986
(checkmark)

STEVE HARVEY ON THE FUTURE OF
THE STATE ECONOMY AND FISCAL
WELL-BEING:
"The Massachusetts
economy remains quite
vibrant. As anecdotal
evidence of that, office
vacancies in Boston are at
20-year lows and the state's
unemployment rate has
dipped under 5%, well below
the national average. The
state continues to be
successful in cutting taxes to
attract and retain businesses.
In my view, it can continue to
do that as long as the
economy remains healthy and
the state's biggest budget item
- welfare case loads -
declines. However, a very
large future capital program
remains a major concern. I
think the state's ability to
manage its large future debt
needs will determine the
credit and trading quality of
the state's debt."


FIDELITY MASSACHUSETTS MUNICIPAL INCOME FUND



INVESTMENT CHANGES


TOP FIVE SECTORS AS OF JANUARY 31, 1997

                        % OF FUND'S    % OF FUND'S INVESTMENT
                        INVESTMENTS    S
                                       IN THESE SECTORS
                                       6 MONTHS AGO

General Obligation      26.2           24.1

Health Care             20.9           16.3

Education               11.7           11.7

Water & Sewer           11.1           10.9

Escrowed/Pre-Refunded   7.1            8.0

AVERAGE YEARS TO MATURITY AS OF JANUARY 31, 1997

               6 MONTHS AGO

Years   15.3   15.3

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF JANUARY 31, 1997

              6 MONTHS AGO

Years   6.9   7.3

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE. BEGINNING WITH THE REPORTING CYCLE OF JUNE,1996, THE MODEL USED TO CALCULATE DURATIONS MAY BE SLIGHTLY MODIFIED IN ORDER TO FURTHER REFINE THIS INFORMATION. THESE CHANGES IN METHODOLOGY MAY PRODUCE ADJUSTMENTS IN HISTORICAL DURATION FIGURES.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)

AS OF JANUARY 31, 1997 AS OF JULY 31, 1996
Aaa 31.2%
Aa, A 53.4%
Baa 9.9%
Ba, B 0%
Non-rated 3.9%
Short-term
investments 1.6%
Aaa 31.3%
Aa, A 50.3%
Baa 8.2%
Ba, B 0%
Non-rated 5.3%
Short-term
investments 4.9%
Row: 1, Col: 1, Value: 31.2
Row: 1, Col: 2, Value: 53.4
Row: 1, Col: 3, Value: 9.9
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 3.9
Row: 1, Col: 6, Value: 1.6
Row: 1, Col: 1, Value: 31.3
Row: 1, Col: 2, Value: 50.3
Row: 1, Col: 3, Value: 8.199999999999999
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 5.3
Row: 1, Col: 6, Value: 4.9
SHOWN AS A PERCENTAGE OF THE FUND'S INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS.
FIDELITY MASSACHUSETTS MUNICIPAL INCOME FUND

INVESTMENTS JANUARY 31, 1997
Showing Percentage of Total Value of Investments in Securities


MUNICIPAL BONDS - 98.4%

 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (B) AMOUNT (NOTE 1)
MASSACHUSETTS - 95.5%
Amherst Gen. Oblig.:
 6.50% 1/15/08  Aa $ 795,000 $ 855,619
 6.50% 1/15/09  Aa  770,000  824,863
 6.50% 1/15/10  Aa  750,000  802,500
Barnstable Ind. Dev. Fing. Auth. Ind. Dev. Rev.
(Whitehall Pavilion Health Proj.) 10.125%
2/15/26 (FHA Guaranteed)  A  3,030,000  3,121,112
Bellingham Gen. Oblig.:
 7.50% 7/1/06 (Pre-Refunded to
 7/1/01 @ 103) (c)  A  310,000  354,563
 7.50% 7/1/07 (Pre-Refunded to
 7/1/01 @ 103) (c)  A  310,000  354,563
 7.50% 7/1/08 (Pre-Refunded to
 7/1/01 @ 103) (c)  A  310,000  354,563
 7.50% 7/1/09 (Pre-Refunded to
 7/1/01 @ 103) (c)  A  310,000  354,563
 7.50% 7/1/10 (Pre-Refunded to
 7/1/01 @ 103) (c)  A  310,000  354,563
 7.50% 7/1/11 (Pre-Refunded to
 7/1/01 @ 103) (c)  A  300,000  343,125
Boston Econ. Dev. & Ind. Corp. (Boston Army
Base 1983 Proj.) 6.25% 8/1/03  AA  4,570,000  4,696,589
Boston Gen. Oblig.:
 Series A, 7% 2/1/00 (AMBAC Insured)  Aaa  2,060,000  2,214,500
 10% 7/1/00 (MBIA Insured)  Aaa  1,000,000  1,173,750
 Unltd. Tax Series A, 6.75% 7/1/11
 (MBIA Insured) (Pre-Refunded to
  7/1/01 @ 102) (c)  Aaa  2,500,000  2,768,750
Boston Hsg. Dev. Corp. Mtg. Rev. Rfdg.
Section 8 Series A, 5.15% 7/1/08
(MBIA Insured) (FHA Guaranteed)  Aaa  3,210,000  3,137,775
Boston Ind. Dev. Rev. (North End Commty.
Nursing Home) 11.45% 3/15/25
(FHA Guaranteed)  AA  4,820,000  5,319,111
Boston Wtr. & Swr. Commission Rev. Gen. Sr.:
 Series A:
  5.40% 11/1/08  A  1,000,000  1,012,500
  5.25% 11/1/19  A  10,100,000  9,456,125
Bourne Gen. Oblig. Unltd. Tax (Land Acquisition):
 8% 12/15/04  Baa1  290,000  341,837
 8% 12/15/05  Baa1  290,000  344,738
 8% 12/15/06  Baa1  290,000  346,912
 8% 12/15/07  Baa1  290,000  348,725
MUNICIPAL BONDS - CONTINUED

 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (B) AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Brockton Hsg. Dev. Corp. Multi-Family Hsg.
Rev. Rfdg. (Douglas House Proj.) Series 1992 A,
7.375% 9/1/24 (FNMA Coll.)  AAA $ 8,215,000 $ 8,564,138
Chelsea School Proj. Loan Act 1948:
 6.50% 6/15/12 (AMBAC Insured)  Aaa  2,500,000  2,696,875
 6% 6/15/14 (AMBAC Insured)  Aaa  1,830,000  1,900,913
Dighton & Rehoboth Reg'l. School Dist.:
 5.40% 5/15/10 (AMBAC Insured)  Aaa  385,000  385,481
 5.40% 5/15/11 (AMBAC Insured)  Aaa  185,000  184,537
 5.40% 5/15/12 (AMBAC Insured)  Aaa  225,000  221,343
Granville Gen. Oblig.:
 7.30% 7/15/05 (MBIA Insured)  Aaa  145,000  169,469
 7.30% 7/15/06 (MBIA Insured)  Aaa  145,000  170,738
 7.30% 7/15/07 (MBIA Insured)  Aaa  140,000  165,550
 7.30% 7/15/08 (MBIA Insured)  Aaa  140,000  166,075
Halifax Gen. Oblig.:
 6.20% 6/1/10 (AMBAC Insured)  Aaa  325,000  348,156
 6.25% 6/1/11 (AMBAC Insured)  Aaa  325,000  348,156
 6.30% 6/1/12 (AMBAC Insured)  Aaa  325,000  349,375
 6.30% 6/1/13 (AMBAC Insured)  Aaa  325,000  349,375
Haverhill Rfdg. Series A:
 6.40% 9/1/03 (AMBAC Insured)  Aaa  1,600,000  1,732,000
 6.50% 9/1/04 (AMBAC Insured)  Aaa  1,595,000  1,726,587
Holyoke Gen. Oblig.:
 Series A:
  5.50% 6/15/04 (FSA Insured)  Aaa  1,255,000  1,302,063
  6% 6/15/05 (FSA Insured)  Aaa  1,350,000  1,442,813
  6% 6/15/06 (FSA Insured)  Aaa  1,300,000  1,387,750
  5.50% 6/15/16 (FSA Insured)  Aaa  2,100,000  2,089,500
 Series B:
  5.50% 6/15/04 (FSA Insured)  Aaa  2,015,000  2,090,562
  6% 6/16/06 (FSA Insured)  Aaa  1,400,000  1,494,500
Holyoke School Proj. Loan Act:
 7.35% 8/1/02  Baa  2,270,000  2,482,813
 7.65% 8/1/09  Baa  2,205,000  2,400,694
Hudson Ltd. Tax:
 7.50% 8/15/01  A  215,000  238,919
 7.50% 8/15/02  A  215,000  237,844
 7.50% 8/15/03  A  215,000  239,456
MUNICIPAL BONDS - CONTINUED

 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (B) AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Leicester Gen. Oblig. Unltd. Tax:
 5% 1/15/11 (MBIA Insured)  Aaa $ 515,000 $ 487,319
 5.10% 1/15/13 (MBIA Insured)  Aaa  305,000  288,606
 5.10% 1/15/14 (MBIA Insured)  Aaa  500,000  471,875
Lowell Gen. Oblig.:
 Rfdg. Series A 5.50% 1/15/10 (FSA Insured)  Aaa  2,000,000  2,000,000
 Ltd. Tax:
  8% 1/15/00  Baa1  750,000  782,813
  6.25% 8/1/04 (AMBAC Insured)  Aaa  2,035,000  2,220,694
  6.25% 8/1/05 (AMBAC Insured)  Aaa  2,120,000  2,321,400
  5.80% 4/1/08 (FSA Insured)  Aaa  1,195,000  1,253,256
  8.40% 1/15/09  Aaa  1,250,000  1,420,312
 7.625% 2/15/10
 (Pre-Refunded to 2/15/01 @ 103) (c)  Aaa  1,650,000  1,883,062
Lowell Hsg. Dev. Corp. Multi-Family Rev.:
 Rfdg. Series A, 7.875% 11/1/24 (FNMA Coll.)  AAA  5,440,000  5,725,600
 7.875% 11/1/00 (FNMA Coll.)  AAA  525,000  547,313
Lynn Wtr. & Swr. Commission Rfdg.:
 5.35% 12/1/07 (FGIC Insured)  Aaa  760,000  773,300
 5.40% 12/1/08 (FGIC Insured)  Aaa  805,000  815,062
 5.45% 12/1/09 (FGIC Insured)  Aaa  850,000  856,375
 5.50% 12/1/10 (FGIC Insured)  Aaa  500,000  500,625
Massachusetts Bay Trans. Auth.:
 Rfdg. (Gen. Trans. Sys.) Series A:
  5.50% 3/1/09  A1  6,000,000  6,127,500
  5.50% 3/1/12  A1  4,350,000  4,393,500
  6.25% 3/1/12  A1  1,500,000  1,638,750
 Rfdg. Series B:
  6% 3/1/12  A1  7,440,000  7,653,900
  6.20% 3/1/16  A1  27,500,000  29,596,875
  5.50% 3/1/21  A1  10,750,000  10,360,312
 (Gen. Trans. Sys.) Series A:
  6.25% 3/1/05  A1  2,780,000  3,044,100
  5.70% 3/1/09  A1  5,000,000  5,193,750
  5.80% 3/1/11  A1  6,435,000  6,748,706
  5.80% 3/1/12  A1  3,000,000  3,138,750
  7% 3/1/21  A1  1,500,000  1,764,375
  5.75% 3/1/25  A1  9,675,000  9,638,719
MUNICIPAL BONDS - CONTINUED

 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (B) AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Edl. Loan Auth. (Student Loans):
 5.75% 7/1/07 (AMBAC Insured)  Aaa $ 3,365,000 $ 3,453,331
 5.85% 7/1/08 (AMBAC Insured)  Aaa  5,000,000  5,131,250
Massachusetts Gen. Oblig.:
 Rfdg:
  Series A:
   6.25% 7/1/02  A1  12,565,000  13,491,669
   6.25% 7/1/03  A1  18,500,000  20,072,500
   6.25% 7/1/04  A1  9,300,000  10,137,000
   6% 7/1/05 (AMBAC Insured)  Aaa  4,000,000  4,320,000
   5.25% 2/1/08  A1  5,000,000  5,012,500
  Series B:
   5.40% 11/1/06  A1  3,750,000  3,867,187
   6.50% 8/1/08  A1  9,500,000  10,592,500
 (Consolidated Loan):
  Series A:
   0% 6/1/97  A1  1,225,000  1,209,871
   7.50% 6/1/04  A1  2,100,000  2,433,375
   5.40% 11/1/06  A1  1,000,000  1,031,250
   7.625% 6/1/08
    (Pre-Refunded to 6/01/01 @102) (c)  Aaa  5,000,000  5,700,000
  5.50% 11/1/08  A1  5,000,000  5,168,750
  5.75% 6/1/16  A1  19,820,000  19,919,100
  Series B:
   0% 6/1/99  A1  2,000,000  1,810,000
   0% 7/1/02  A1  12,250,000  9,432,500
  Series C:
   7.25% 12/1/00 (FGIC Insured)  Aaa  2,000,000  2,145,000
   0% 12/1/05  A1  6,500,000  4,160,000
  Series D:
   6.875% 7/1/10
    (Pre-Refunded to 7/1/01 @ 102) (c)  Aaa  1,000,000  1,112,500
   6% 7/1/12
   (Pre-Refunded to 7/1/01 @ 100) (c)  A1  4,700,000  4,914,075
 (Massachusetts State College Bldg.)
  7.50% 5/1/05  A1  3,000,000  3,536,250
Massachusetts Health & Ed. Facs. Auth. Rev.:
 Rfdg. (Baystate Med. Ctr.) Series D
  5% 7/1/12 (FGIC Insured)  Aaa  6,250,000  5,968,750
MUNICIPAL BONDS - CONTINUED

 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (B) AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Health & Ed. Facs. Auth. Rev.: - continued
 Rfdg. (Boston College) Series K:
  5.25% 6/1/10  A1 $ 3,025,000 $ 2,990,969
  5.375% 6/1/14  A1  10,445,000  10,262,212
  5.25% 6/1/23  A1  8,000,000  7,330,000
 Rfdg. (Harvard Univ.) Series P:
  6.50% 11/1/05  Aaa  1,000,000  1,128,750
  5.60% 11/1/14  Aaa  1,000,000  1,005,000
  5.625% 11/1/28  Aaa  1,500,000  1,479,375
  5.375% 11/1/32  Aaa  4,000,000  3,765,000
 Rfdg. (Massachusetts Gen. Hosp.) Series F,
 6.25% 7/1/12 (AMBAC Insured)  Aaa  3,250,000  3,562,812
 Rfdg. (Morton Hosp. & Med. Ctr.) Series B,
 5.25% 7/1/08 (Connie Lee Insured)  AAA  2,800,000  2,761,500
  Rfdg. (Newton-Wellesley Hosp.) Series G:
  6% 7/1/12 (MBIA Insured)  Aaa  4,070,000  4,248,062
   6.125% 7/1/15 (MBIA Insured)  Aaa  4,500,000  4,708,125
 Rfdg. (Wheaton College) Series C,
 5.125% 7/1/09  A  1,130,000  1,089,037
 (Anna Jaques Hosp.) Series B:
  5.90% 10/1/99  Baa1  930,000  942,787
  6% 10/1/00  Baa1  985,000  1,002,237
  6.875% 10/1/12  Baa1  3,250,000  3,355,625
 (Baystate Med. Ctr.)
  Series D, 5.50% 7/1/16 (FGIC Insured)  Aaa  6,400,000  6,176,000
  Series E:
   6% 7/1/04 (FSA Insured)  Aaa  1,290,000  1,372,237
   6% 7/1/05 (FSA Insured)  Aaa  1,385,000  1,473,294
   6% 7/1/06 (FSA Insured)  Aaa  1,425,000  1,514,062
 (Blood Institute) Series A, 6.50% 2/1/22  -  15,540,000  15,656,550
 (Cape Cod Health Sys.) Series A, 5.25%
 11/15/13 (Connie Lee Insured)  AAA  3,500,000  3,329,375
 (Central Med. Ctr.) Series B, 0% 6/23/22
 (AMBAC Insured) (d)  Aaa  10,000,000  11,262,500
 (Dana Farber Cancer Proj.) Series G-1:
  6.25% 12/1/14  A1  3,000,000  3,153,750
  5.50% 12/1/27  A1  22,625,000  21,267,500
 (Daughter's Charity-Carney Hosp.) Series C,
 7.75% 7/1/14 (Pre-Refunded to
  7/1/00 @ 102) (c)  Aaa  2,300,000  2,584,625
MUNICIPAL BONDS - CONTINUED

 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (B) AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Health & Ed. Facs. Auth. Rev.: - continued
 (Emerson Hospital):
  Series C, 8% 7/1/18
  (Pre-Refunded to 7/1/00 @ 102) (c)  Baa1 $ 22,150,000 $ 25,029,500
   Series D, 5.70% 8/15/12 (FSA Insured)  Aaa  9,475,000  9,569,750
 (Falmouth Hosp.) Series C, 5.50% 7/1/08
 (MBIA Insured)  Aaa  1,000,000  1,018,750
 (Faulkner Hosp.) Series C:
  6% 7/1/13  Baa1  9,745,000  9,598,825
  6% 7/1/23  Baa1  6,605,000  6,316,031
 (Hebrew Rehabilitation Ctr. For Aged) Series B:
  7% 7/1/97
  (Pre-Refunded to 7/1/97 @ 100) (c)  A-  380,000  383,184
  7.375% 7/1/17  A-  14,000,000  14,483,840
 (Lahey Hitchcock Clinic Med. Ctr.) Series B,
 5.25% 7/1/10 (MBIA Insured)  Aaa  14,120,000  13,978,800
 (Lowell Gen. Hosp.) Series A:
  8.25% 6/1/00  A3  5,020,000  5,611,869
 (Med., Academic, & Scientific Cmmty.
 Organizations) Series A, 6.625% 1/1/15  A-  4,150,000  4,341,937
 (Mount Auburn Hosp.) Series B-1:
  6.25% 8/15/14 (MBIA Insured)  Aaa  1,250,000  1,318,750
  6.30% 8/15/24 (MBIA Insured)  Aaa  5,000,000  5,200,000
 (New England Med. Ctr.) Series G, 5.375%
 7/1/24 (MBIA Insured)  Aaa  1,200,000  1,140,000
 (Notre Dame Health Care Ctr.) Series A:
  7.25% 10/1/01  -  595,000  621,775
  7.875% 10/1/22  -  5,000,000  5,162,500
 (Simmons College) Series B, 7.50% 10/1/20  Baa1  6,190,000  6,716,150
 (Smith College) Series D, 5.75% 7/1/24  Aa  5,100,000  4,998,000
 (Tufts Univ.) 6.69% 8/15/18 (FGIC Insured) (d)  Aaa  7,900,000  7,742,000
 (Wheaton College) Series C:
  5.25% 7/1/14  A  2,655,000  2,558,756
  5.25% 7/1/19  A  2,000,000  1,880,000
 (Whidden Mem. Hosp.) Series B,
 7.375% 7/1/98 (Pre-Refunded to
  7/1/97 @100) (c)  A-  490,000  497,742
 (Williams College) Series F, 5.50% 7/1/26  Aa1  5,165,000  4,939,031
MUNICIPAL BONDS - CONTINUED

 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (B) AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Hsg. Fin. Agcy. (Hsg. Proj.) Series A,
6.15% 10/1/15 (AMBAC Insured)  Aaa $ 1,000,000 $ 1,011,250
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
 (Single Family Hsg.):
  Rfdg. Series A, 6% 12/1/13 (MBIA Insured)  Aaa  5,680,000  5,743,900
  Series 3, 7.30% 6/1/14  Aa  6,000,000  6,153,660
  Series 8, 7.70% 6/1/17  Aa  500,000  523,125
  Series 10, 7.70% 12/1/17  Aa  690,000  720,188
  Series 16:
    7.80% 12/1/05  Aa  820,000  855,875
   7.90% 6/1/14  Aa  795,000  831,769
  6.60% 12/1/24  Aa  19,550,000  20,112,062
  6.75% 6/1/26  Aa  2,700,000  2,801,250
  6.65% 12/1/27  Aa  7,000,000  7,253,750
Massachusetts Ind. Fin. Agcy. Rev.:
 Rfdg. (Boston Edison Co. Proj.) Series A,
 5.75% 2/1/14 (Pre-Refunded to
  7/1/98 @ 102) (c)  Baa2  8,000,000  7,840,000
 Rfdg. (Chelsea Jewish Nursing Home) Series A,
 11.15% 2/15/25 (FHA Guaranteed)  A-  3,560,000  3,920,948
 Rfdg. (Framingham Union Hosp.) Series A,
 8.25% 7/1/00 (Pre-Refunded to
  7/1/98 @ 102) (c)  Aaa  2,445,000  2,640,600
 Rfdg. (Lesley College Proj.) Series A,
 6.30% 7/1/15 (Connie Lee Insured)  Aaa  2,525,000  2,603,906
 Rfdg. (Milton Academy) Series B,
 5.25% 9/1/19 (MBIA Insured)  Aaa  2,500,000  2,343,750
 Rfdg. (Museum of Fine Arts):
  5% 1/1/01 (MBIA Insured)  Aaa  2,800,000  2,849,000
  5.125% 1/1/04 (MBIA Insured)  Aaa  1,150,000  1,171,562
  5.375% 1/1/05 (MBIA Insured)  Aaa  1,750,000  1,817,812
 Rfdg. (Museum of Science Proj.)
 5.10% 11/1/09 (FSA Insured)  Aaa  830,000  810,287
 Rfdg. (Philips Academy) 5.375% 9/1/23  Aa1  14,800,000  14,041,500
 (Atlanticare Med. Ctr.):
  Series A, 10.125% 11/1/14  -  1,900,000  1,840,625
  Series B, 10.125% 11/1/14  -  8,200,000  7,943,750
 (Babson College) Series A:
  5.60% 10/1/06 (MBIA Insured)  Aaa  515,000  541,394
  5.70% 11/1/07 (MBIA Insured)  Aaa  545,000  572,931
 (Brandon Residential Treatment Proj.)
 8.75% 2/1/24  -  5,320,000  5,359,900
MUNICIPAL BONDS - CONTINUED

 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (B) AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Ind. Fin. Agcy. Rev.: - continued
 (Concord Academy) 6.90% 9/1/21
 (FSA Insured)  Aaa $ 1,370,000 $ 1,484,738
 (Holy Cross College) 7% 7/1/19
 (Pre-Refunded to 7/1/99 @101) (c)  A1  9,000,000  9,663,750
 (Institute Dev. Disabilities) 9.25% 6/1/09  -  4,030,000  3,949,400
 (Leominster Hosp.) Series A, 8.375% 8/1/99
 (Escrowed to Maturity) (c)  -  2,500,000  2,615,625
 (Massachusetts Biomedical/Mass. Gen. Hosp.):
  Series A-1, 0% 8/1/02  A1  3,650,000  2,774,000
  Series A-2:
   0% 8/1/03  A1  1,000,000  715,000
   0% 8/1/05  A  24,600,000  15,651,750
   0% 8/1/07  A  25,000,000  13,968,750
   0% 8/1/08  A  15,000,000  7,837,500
 (Springfield College):
  5.25% 9/15/03  Baa1  755,000  750,281
  5.25% 9/15/04  Baa1  885,000  873,937
  5/35% 9/15/05  Baa1  930,000  917,212
  5.625% 9/15/10  Baa1  1,000,000  956,250
 (Whitehead Institute Biomedical Research)
 5.125% 7/1/26  Aa  14,600,000  13,267,750
Massachusetts Muni. Wholesale Elec. Co.
Pwr. Supply Sys. Rev.:
  Rfdg. Series A:
   5.10% 7/1/08 (AMBAC Insured)  Aaa  1,000,000  991,250
   6% 7/1/18 (MBIA Insured)  Aaa  10,000,000  10,100,000
  Rfdg. Series B:
   6.625% 7/1/04  Baa  4,675,000  5,054,844
    6.75% 7/1/08  Baa  2,000,000  2,135,000
   6.75% 7/1/17  Baa  9,050,000  9,536,437
  Series A, 6.75% 7/1/08  Baa  3,000,000  3,202,500
  Series C, 6.625% 7/1/18 (MBIA Insured)  Baa  10,000,000  10,625,000
  Series D, 6% 7/1/06  Baa  1,000,000  1,036,250
  Series E, 6% 7/1/06  Baa  1,640,000  1,699,450
Massachusetts Port. Auth. Rev.:
 Rfdg:
  7.125% 7/1/12  Aa  2,490,000  2,533,426
  Series A:
   5.50% 7/1/09  Aa  3,160,000  3,175,800
   5% 7/1/13  Aa  8,835,000  8,293,856
 5.625% 7/1/12 (Escrowed to Maturity) (c)  Aaa  1,900,000  1,902,375
MUNICIPAL BONDS - CONTINUED

 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (B) AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Spl. Oblig. Rev.:
 (Gas Tax) Series A, 6% 6/1/13  A1 $ 17,695,000 $ 18,071,019
 Series A, 5.80% 6/1/14  A1  4,185,000  4,221,619
 7% 6/1/02  A1  3,050,000  3,362,625
 5.20% 6/1/07 (AMBAC Insured)  Aaa  6,950,000  7,010,812
Massachusetts Wtr. Poll. Abatement Trust Rev.:
 (Wtr. Poll. Pooled Loan Prog.):
  Series 1:
   5.30% 2/1/05  Aa  1,000,000  1,026,250
   5.40% 2/1/06  Aa  2,175,000  2,234,814
   5.40% 8/1/06  Aa  2,230,000  2,291,326
   5.45% 2/1/07  Aa  2,000,000  2,047,500
  Series A:
   6% 8/1/02  Aa  2,255,000  2,407,212
   6% 8/1/03  Aa  3,450,000  3,700,125
   6% 8/1/04  Aa  3,670,000  3,945,250
   6% 8/1/05  Aa  1,500,000  1,614,375
Massachusetts Wtr. Resources Auth.:
 Rfdg. Series B:
  5.875% 11/1/04  A1  1,975,000  2,098,437
  6% 11/1/08  A  4,500,000  4,708,125
  6.25% 11/1/10  A  3,605,000  3,798,769
   5% 3/1/22  A  13,000,000  11,570,000
 Rfdg. Series C:
  6% 12/1/11  A  2,000,000  2,110,000
  4.75% 12/1/23  A  13,000,000  11,017,500
 (Cap. Apprec.) Series A, 0% 4/1/06
 (MBIA Insured)  Aaa  10,000,000  6,300,000
 Series A:
  6.50% 7/15/07  A  6,000,000  6,750,000
  7.50% 4/1/09
  (Pre-Refunded to 4/1/00 @ 102) (c)  Aaa  6,600,000  7,317,750
  6.50% 7/15/09  A  1,000,000  1,120,000
  5.80% 8/1/11 (MBIA Insured)  Aaa  2,740,000  2,825,625
  7.625% 4/1/14
  (Pre-Refunded to 4/1/00 @ 102) (c)  Aaa  1,000,000  1,112,500
  6.50% 7/15/19  A  16,960,000  18,571,200
 , 6.50% 7/15/21
  (Pre-Refunded to 7/15/02 @ 102) (c)  Aaa  1,000,000  1,108,750
  5.50% 11/1/21 (FGIC Insured)  Aaa  11,000,000  10,642,500
  5.50% 7/15/22  A  2,000,000  1,910,000
MUNICIPAL BONDS - CONTINUED

 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (B) AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Methuen Gen. Oblig. Wtr. Ltd. Tax Lot A:
 9.50% 12/15/98  A1 $ 260,000 $ 286,650
 9.50% 12/15/99  A1  260,000  297,375
 9.50% 12/15/00  A1  260,000  305,825
Monson Gen. Oblig. 5.50% 10/15/10
(MBIA Insured)  Aaa  1,080,000  1,084,050
Nantucket Island Bank Rfdg. Series E,
7.25% 7/1/19  A  6,175,000  6,753,906
New England Ed. Loan Marketing Corp.
(Student Loan) Series A:
  5.80% 3/1/02  Aaa  32,385,000  33,639,919
  5.70% 7/1/05 (f)  A1  4,750,000  4,815,313
North Attleborough Gen. Oblig. Ltd. Tax Rfdg.
5.25% 11/1/13 (AMBAC Insured)  Aaa  1,000,000  967,500
Pentucket Reg'l. School Dist.:
 5.10% 2/15/11 (MBIA Insured)  Aaa  530,000  507,475
 5.10% 2/15/12 (MBIA Insured)  Aaa  220,000  209,825
 5.10% 2/15/13 (MBIA Insured)  Aaa  575,000  545,531
 5.10% 2/15/14 (MBIA Insured)  Aaa  525,000  493,500
Plainville Gen. Oblig. Ltd. Tax:
 7% 9/1/05  A  175,000  186,594
 7% 9/1/06  A  175,000  186,594
 7% 9/1/07  A  175,000  186,813
Plymouth County Ctfs. of Prtn. Series A,
7% 4/1/22  A-  10,995,000  12,012,038
Quincy Hosp. Rev.:
 Rfdg. 5.25% 1/15/16 (FSA Insured)  Aaa  2,000,000  1,895,000
 5.30% 1/15/11 (FSA Insured)  Aaa  11,400,000  10,901,250
South Essex Swr. Dist. Gen. Oblig.:
 Rfdg. Series A:
  6% 6/15/03 (MBIA Insured)  Aaa  2,390,000  2,566,263
  6% 6/15/04 (MBIA Insured)  Aaa  2,375,000  2,559,063
  6% 6/15/05 (MBIA Insured)  Aaa  1,175,000  1,267,531
  6% 6/15/06 (MBIA Insured)  Aaa  2,305,000  2,486,519
 Ltd. Tax:
  8.75% 12/1/01
  (Pre-Refunded to 12/1/03 @ 103) (c)  Baa1  425,000  499,375
  8.75% 12/1/02
  (Pre-Refunded to 12/1/01 @ 103) (c)  Baa1  425,000  499,375
  8.75% 12/1/03
  (Pre-Refunded to 12/1/01 @ 103) (c)  Baa1  400,000  470,000
MUNICIPAL BONDS - CONTINUED

 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (B) AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
South Essex Swr. Dist. Gen. Oblig.: - continued
 Ltd. Tax: - continued
  8.75% 12/1/04
  (Pre-Refunded to 12/1/01 @ 103) (c)  Baa1 $ 400,000 $ 470,000
  8.75% 12/1/05
  (Pre-Refunded to 12/1/01 @ 103) (c)  Baa1  400,000  470,000
  7% 6/1/24 (MBIA Insured)
  (Pre-Refunded to 12/04/04 @ 102) (c)  Aaa  1,000,000  1,155,000
Southern Berkshire Reg'l. School Dist. 7%
4/15/11 (MBIA Insured) (g)  Aaa  4,000,000  4,520,000
Taunton Gen. Oblig.:
 8% 2/1/00  A  1,000,000  1,090,000
 8% 2/1/05  A  1,000,000  1,191,250
Taunton Ind. Dev. Fing. Rev. Rfdg. (Pepsi Cola
Metro Bottle Co.) 5.65% 8/1/12  A1  2,400,000  2,433,000
Tewksbury Gen. Oblig.:
 7.20% 6/1/05  A  350,000  389,375
 7.20% 6/1/06  A  150,000  168,563
Tewksbury Gen. Oblig. Various Purp. Unltd. Tax:
 9.60% 12/15/98  A  595,000  648,550
 9.60% 12/15/99  A  595,000  669,375
 9.60% 12/15/00  A  210,000  243,075
 9.60% 12/15/01  A  210,000  247,800
 9.60% 12/15/02  A  210,000  254,625
Westfield Muni. Purp. Loan Rev.:
 5% 9/1/10 (FSA Insured)  Aaa  745,000  721,719
 5% 9/1/11 (FSA Insured)  Aaa  640,000  612,800
 5% 9/1/12 (FSA Insured)  Aaa  745,000  694,713
 5% 9/1/13 (FSA Insured)  Aaa  750,000  697,500
Winchedon Unltd. Tax (School Proj. Loan)
 6.05% 3/15/12 (AMBAC Insured)  Aaa  1,275,000  1,330,781
Woods Hole, Martha's Vineyard & Nantucket
(Steamship Auth.) Series A:
  5.125% 3/1/11  A1  1,100,000  1,057,375
  5.125% 3/1/12  A1  630,000  598,500
Worcester Gen. Oblig. 5.50% 7/1/03
(MBIA Insured)  Aaa  3,430,000  3,571,488
    1,072,331,590
MUNICIPAL BONDS - CONTINUED

 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (B) AMOUNT (NOTE 1)
PUERTO RICO - 2.9%
Puerto Rico Commonwealth Hwy. & Trans.
Auth. Hwy. Rev.:
  Series S, 6.50% 7/1/22
  (Pre-Refunded to 7/1/02 @101.50) (c)  Baa1 $ 2,500,000 $ 2,771,875
  Series T, 6.50% 7/1/22  Baa1  1,540,000  1,707,475
Puerto Rico Elec. Pwr. Auth. Rev. Rfdg. Series W,
6.50% 7/1/05 (MBIA Insured)  Aaa  9,410,000  10,586,250
Puerto Rico Gen. Oblig.:
 5.50% 7/1/05 (MBIA Insured)  Aaa  7,330,000  7,723,988
 3% 7/1/06 (MBIA Insured)  Aaa  10,000,000  8,600,000
Puerto Rico Ind. Med. & Environmental Poll. Cont.
Facs. Fing. Auth. Rev. (Motorola, Inc.)
Series A, 6.75% 1/1/14  Aa3  1,500,000  1,629,375
  33,018,963
TOTAL MUNICIPAL BONDS
(Cost $1,066,803,403)  1,105,350,553
MUNICIPAL NOTES (A) - 1.6.%

MASSACHUSETTS - 1.6%
Massachusetts Gen. Oblig. Participating VRDN,
Series SG-47, 3.55%
(Liquidity Facility Societe Generale, France) (e)  A-1+  3,000,000
3,000,000
Massachusetts Health & Edl. Facs. Auth. Participating
VRDN, Series SG-27, 3.55%
(Liquidity Facility Societe Generale, France) (e)  A-1+  1,000,000
1,000,000
Massachusetts Health & Edl. Facs. Auth. Rev.:
 Bonds (Boston Univ.)  Series H,
 3.65%, tender 2/13/97,
  LOC Landesbank Hessen-Thuringen P-1 1,000,000 1,000,030 (Harvard Univ.) Series I, 3.50%, VRDN VMIG 1 100,000 100,000
MUNICIPAL NOTES (A) - CONTINUED

 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (B) AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Port Auth. Rev. 1995 B, 3.65%,
LOC Landesbank Hessen-Thuringen, VRDN (f) VMIG 1 $ 12,500,000 $ 12,500,000 TOTAL MUNICIPAL NOTES
(Cost $17,600,000)  17,600,030
TOTAL INVESTMENTS - 100%
(Cost $1,084,403,403) $ 1,122,950,583
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN / LOSS
SOLD
280 Municipal Bond Contracts   Mar. 1997 $ 32,270,000 $ (27,852)
THE FACE VALUE OF FUTURES SOLD AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 2.9%
SECURITY TYPE ABBREVIATIONS
CP - Commercial Paper
INFL - Inverse Floating Rate Security
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Standard & Poor's Corporation credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) Security collateralized by an amount sufficient to pay interest and principal.
(d) Coupon is inversely indexed to a floating interest rate. The price will be more volatile than the price of a comparable fixed rate security. The rate shown is the rate at period end.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,520,000. OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 75.1% AAA, AA, A 79.6%
Baa  9.9% BBB 5.9%
Ba  0.0% BB 0.0%
B  0.0% B 0.0%
Caa  0.0% CCC 0.0%
Ca, C  0.0% CC, C 0.0%
   D 0.0%
The percentage not rated by either S&P or Moody's amounted to 3.8%. FMR has determined that unrated debt securities that are lower quality account for 1.7% of the total value of investment in securities.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation   26.2%
Health Care   20.9
Education   11.7
Water & Sewer   11.1
Escrowed/Pre-Refunded   7.1
Housing   5.7
Electric Revenue   5.6
Others
 (individually less than 5%)    11.7
TOTAL   100.0%
INCOME TAX INFORMATION
At January 31, 1997, the aggregate cost of investment securities for income tax purposes was $1,084,437,040. Net unrealized appreciation aggregated $38,513,543 of which $42,003,772 related to appreciated investment securities and $3,490,229 related to depreciated investment securities.
At January 31, 1997, the fund was required to defer $7,166,275 of losses on futures contracts.
At January 31, 1997, the fund had a capital loss carryforward of approximately $5,992,396 which will expire on January 31, 2004.
FIDELITY MASSACHUSETTS MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES


 JANUARY 31, 1997

ASSETS

Investment in securities, at value (cost $1,084,403,403)                  $ 1,122,950,583
- See accompanying schedule

Cash                                                                       24,162

Receivable for investments sold                                            1,390,265

Interest receivable                                                        14,515,536

 TOTAL ASSETS                                                              1,138,880,546

LIABILITIES

Payable for investments purchased                           $ 8,948,040

Payable for fund shares redeemed                             69,910

Distributions payable                                        1,205,867

Accrued management fee                                       368,695

Payable for daily variation on futures contracts             245,000

Other payables and accrued expenses                          192,300

 TOTAL LIABILITIES                                                         11,029,812

NET ASSETS                                                                $ 1,127,850,734

Net Assets consist of:

Paid in capital                                                           $ 1,102,510,663

Accumulated undistributed net realized gain (loss)                         (13,179,257)
on investments

Net unrealized appreciation (depreciation) on                              38,519,328
investments

NET ASSETS, for 98,682,477 shares outstanding                             $ 1,127,850,734

NET ASSET VALUE, offering price and redemption price per                   $11.43
share ($1,127,850,734 (divided by) 98,682,477 shares)


STATEMENT OF OPERATIONS


 YEAR ENDED JANUARY 31, 1997

INTEREST INCOME                                                            $ 65,612,845

EXPENSES

Management fee                                             $ 4,431,241

Transfer agent, accounting and custodian fees               1,739,380
and expenses

Non-interested trustees' compensation                       3,995

Registration fees                                           34,036

Audit                                                       34,792

Legal                                                       12,592

Miscellaneous                                               12,984

 Total expenses before reductions                           6,269,020

 Expense reductions                                         (16,854)        6,252,166

NET INTEREST INCOME                                                         59,360,679

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      6,056,189

 Futures contracts                                          (3,971,365)     2,084,824

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      (29,217,395)

 Futures contracts                                          52,188          (29,165,207)

NET GAIN (LOSS)                                                             (27,080,383)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                            $ 32,280,296
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS


                                                         YEAR ENDED        YEAR ENDED
                                                         JANUARY 31,       JANUARY 31,
                                                         1997              1996

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 59,360,679      $ 64,915,620
Net interest income

 Net realized gain (loss)                                 2,084,824         (2,335,384)

 Change in net unrealized appreciation (depreciation)     (29,165,207)      90,778,780

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          32,280,296        153,359,016
FROM OPERATIONS

Distributions to shareholders                             (59,360,679)      (65,116,860)
From net interest income

 From net realized gain                                   (397,849)         -

 TOTAL DISTRIBUTIONS                                      (59,758,528)      (65,116,860)

Share transactions                                        217,181,484       303,978,166
Net proceeds from sales of shares

 Reinvestment of distributions                            45,372,188        48,817,732

 Cost of shares redeemed                                  (277,432,129)     (307,011,398)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          (14,878,457)      45,784,500
 FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 (42,356,689)      134,026,656

NET ASSETS

 Beginning of period                                      1,170,207,423     1,036,180,767

 End of period                                           $ 1,127,850,734   $ 1,170,207,423

OTHER INFORMATION
Shares

 Sold                                                     19,127,456        26,960,428

 Issued in reinvestment of distributions                  3,997,722         4,312,969

 Redeemed                                                 (24,478,328)      (27,152,538)

 Net increase (decrease)                                  (1,353,150)       4,120,859






 FINANCIAL HIGHLIGHTS   YEARS ENDED JANUARY 31,                     SIX MONTHS       YEAR ENDED
                                                                    ENDED JANUARY    JULY 31,
                                                                    31,





                                               1997          1996          1995          1994 C        1993          1992

SELECTED PER-SHARE DATA

Net asset value, beginning of period            $ 11.700      $ 10.800      $ 12.210      $ 11.750      $ 11.860      $ 11.320

Income from Investment Operations               .605          .652          .700          .714          .364          .735
Net interest income

 Net realized and unrealized gain (loss)        (.266)        .902          (1.180)       .720          (.040)        .620

 Total from investment operations                .339          1.554         (.480)        1.434         .324          1.355

Less Distributions

 From net interest income                        (.605)        (.654) E      (.700)        (.714)        (.364)        (.735)

 From net realized gain                          (.004)        -             (.230)        (.230)        (.070)        (.080)

 In excess of net realized gain                  -             -             -             (.030)        -             -

 Total distributions                             (.609)        (.654)        (.930)        (.974)        (.434)        (.815)

Net asset value, end of period                  $ 11.430      $ 11.700      $ 10.800      $ 12.210      $ 11.750      $ 11.860

TOTAL RETURN  B                                  3.06%         14.76%        (3.79)%       12.57%        2.83%         12.48%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)         $ 1,127,851   $ 1,170,207   $ 1,036,181   $ 1,387,410   $ 1,262,596   $ 1,235,407

Ratio of expenses to average net assets          .56%          .55%          .54%          .54%          .55% A        .57%

Ratio of expenses to average net assets after
expense                                          .56%          .54%D         .54%          .54%          .55% A        .57%
reductions

Ratio of net interest income to average net
assets                                           5.29%         5.80%         6.29%         5.93%         6.19% A       6.43%

Portfolio turnover rate                          44%           33%           22%           40%           42% A         18%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C EFFECTIVE FEBRUARY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS
BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
E THE AMOUNT SHOWN REFLECTS CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS).

FIDELITY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND



PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. CUMULATIVE TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1997         PAST 1   PAST 5   PAST 10
                                       YEAR     YEARS    YEARS

Fidelity                               2.90%    12.82%   42.23%
Massachusetts Municipal
Money Market

Massachusetts Tax-Free                 2.88%    13.47%   43.68%
 Money Market Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the Massachusetts tax-free money market funds average, which reflects the performance of 10 Massachusetts tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. over the past one year. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1997         PAST 1   PAST 5   PAST 10
                                       YEAR     YEARS    YEARS

Fidelity                               2.90%    2.44%    3.59%
Massachusetts Municipal
Money Market

Massachusetts Tax-Free                 2.88%    2.55%    3.69%
 Money Market Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
                             2/3/97   10/28/96   7/29/96   4/29/96   1/29/96



Massachusetts Municipal      2.90%    3.02%      2.96%     3.06%     2.69%
Money Market



Massachusetts                2.89%    2.93%      2.92%     3.09%     2.77%
Tax-Free Money Market
Funds Average



Massachusetts Municipal      5.15%    5.36%      5.26%     5.43%     4.78%
Money Market Tax-equivalen
t





YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's seven-day yield at quarterly intervals over the past year. You can compare these yields to the Massachusetts tax-free money market funds average as tracked by IBC Financial Data, Inc., or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1997 federal and state income tax rate of 43.68%, but does not reflect payment of the alternative minimum tax.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free
investments are usually lower
than yields on taxable
investments. However, a
straight comparison between
the two may be misleading
because it ignores the way
taxes reduce taxable returns.
Tax-equivalent yield - the
yield you'd have to earn on a
similar taxable investment to
match the tax-free yield -
makes the comparison more
meaningful. Keep in mind
that the U.S. Government
neither insures nor guarantees
a money market fund, and
there is no assurance that a
money market fund will
maintain a $1 share price.
(checkmark)
FIDELITY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW


NOTE TO SHAREHOLDERS: Diane McLaughlin became Portfolio Manager of Fidelity Massachusetts Municipal Money Market Fund on August 1, 1996
Q. DIANE, WHAT WAS THE INVESTMENT ENVIRONMENT LIKE OVER THE PAST YEAR?
A. The year was marked by a significant shift in market sentiment from a fear of recession at the beginning of the period a year ago in February to a subsequent fear that the economy might be expanding too rapidly. Accordingly, investors looked first for the Federal Reserve Board to lower the interest rate banks charge each other for overnight loans - the fed funds target rate - in order to stimulate the economy, then for the Fed to increase interest rates to head off possible inflation. Instead, the Fed held steady. The economy ended the year on a fairly strong note. More recently, however, economic data has suggested that the economy is proceeding at a more moderate pace. More importantly, inflation pressures have not materialized, vindicating the Fed's decision to leave policy unchanged. However, the Fed has expressed concern about tightness in the labor market and the potential upward pressure low unemployment might exert on the economy's core inflation. Further, the Fed has indicated that it has a bias toward tightening - raising interest rates in order to keep inflation at bay. As a result, the market continues to view each economic release for any sign of inflation as a potential indicator of future monetary policy.
Q. WHAT SORT OF STRATEGY DID YOU PURSUE WITH THE FUND OVER THE PAST SIX
MONTHS?
A. We have been able to take advantage of technicals - supply and demand trends - unique to the municipal short-term market. In periods of little demand, rates rise relative to taxables. We have tried to anticipate these dates to position ourselves to buy at higher levels during these periods. In addition, although the fed funds target rate has held steady, short-term rates have been volatile. Levels have risen as the market digests strong economic data and fallen as indicators reflect mild inflation. This volatility has provided trading opportunities. Also, recently the yield curve - the difference between short-term rates and long-term rates - has been relatively flat. Since I think the risk is greater that rates will go up rather than down, I have stayed toward the front, or short end of the curve, allowing the maturity to roll down from the 70-day range to about 50 days.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on January 31, 1997, was 2.89% compared to 2.69% 12 months ago. The latest yield was the equivalent of a 5.13% taxable rate of return for Massachusetts investors in the 43.68% combined state and federal income tax bracket. Through January 31, 1997, the fund's 12-month total return was 2.90%, compared to 2.88% for the Massachusetts tax-free money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. The present economic climate could persist for several more months, with the Fed remaining comfortable keeping the fed funds target rate steady at 5.25%. However, there is a risk that the economy's moderate strength may become more robust, causing inflation pressures to build, which may lead to an upward trend in interest rates. I'll continue to look for trading opportunities, but intend to keep the fund's average maturity close to 50 days, which will enable me to extend the average maturity if rates do increase.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current
tax-free income for
Massachusetts residents
while maintaining a stable
$1.00 share price
FUND NUMBER: 074
TRADING SYMBOL: FDMXX
START DATE: November
11, 1983
SIZE: as of January 31,
1997, more than $967 million
MANAGER: Diane McLaughlin,
since August 1996; manager,
various Fidelity and Spartan
Municipal Money Market
funds, since August 1996;
joined Fidelity in 1992
(checkmark)
WORDS TO KNOW
COMMERCIAL PAPER: A security
issued by a municipality to
finance capital or operating
needs.
FEDERAL FUNDS RATE: The interest
rate banks charge each other
for overnight loans.
MATURITY: The time remaining
before an issuer is scheduled
to repay the principal amount
on a debt security. When the
fund's average maturity -
weighted by dollar amount -
is short, the fund manager is
anticipating a rise in interest
rates. When the average
maturity is long, the manager
is expecting rates to fall.
When the average maturity is
neutral, the manager wants
the flexibility to respond to
rising rates, while still
capturing a portion of the
higher yields available from
issues with longer maturities.
MUNICIPAL NOTE: A security
issued in advance of future
tax or other revenues and
payable from those specific
sources.
TENDER BOND: A variable-rate,
usually long-term security that
gives the bond holder the
option to redeem the bond at
face value before maturity.
VARIABLE RATE DEMAND NOTE
(VRDN): A tender bond that
can be redeemed on short
notice, typically one or seven
days. VRDNs are useful in
managing the fund's average
maturity and liquidity.

FIDELITY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND



INVESTMENT CHANGES


MATURITY DIVERSIFICATION

DAYS        % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            1/31/97            7/31/96            1/31/96

0 - 30      70                 73                 68

31 - 90     11                 8                  7

91 - 180    9                  2                  17

181 - 397   10                 17                 8

WEIGHTED AVERAGE MATURITY

                           1/31/97   7/31/96   1/31/96

Massachusetts Municipal
Money Market               51 days   60 days   51 days

Massachusetts Tax-Free
Money Market Funds
Average*                   50 days   58 days   52 days

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)

AS OF JANUARY 31, 1997 AS OF JULY 31, 1996

Row: 1, Col: 1, Value: 47.0
Row: 1, Col: 2, Value: 26.0
Row: 1, Col: 3, Value: 3.0
Row: 1, Col: 4, Value: 22.0
Row: 1, Col: 5, Value: 2.0
Row: 1, Col: 1, Value: 57.0
Row: 1, Col: 2, Value: 19.0
Row: 1, Col: 3, Value: 2.0
Row: 1, Col: 4, Value: 19.0
Row: 1, Col: 5, Value: 3.0
Variable rate
demand notes
(VRDNs) 47%
Commercial
paper 26%
Tender bonds 3%
Municipal
notes 22%
Other 2%
Variable rate
demand notes
(VRDNs) 57%
Commercial
paper 19%
Tender bonds 2%
Municipal
notes 19%
Other 3%
* SOURCE: IBC'S MONEY FUND REPORT (registered trademark)
FIDELITY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

INVESTMENTS JANUARY 31, 1997
Showing Percentage of Total Value of Investments in Securities


MUNICIPAL SECURITIES (A) - 100%

  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MASSACHUSETTS - 99.7%
Attleboro BAN:
 4% 2/6/97 $ 1,525,000 $ 1,525,071
 4% 7/24/97  7,000,000  7,014,560
 4.50% 7/24/97  4,800,000  4,813,275
Boston Ind. Rev. (New Boston Seafood Ctr.) Series 1997,
3.75%, LOC First Nat'l. Bank of Boston, VRDN (b) 875,000 875,000 Boston Wtr. & Swr. Comm. Gen. Oblig. Rev. Series 1994 A,
3.40%, LOC State Street Bank & Trust Co., VRDN 7,600,000 7,600,000 Boston Wtr. & Swr. Participating VRDN, Series SG-75,
3.55% (Liquidity Facility Societe Generale, France) (c)  8,380,000
8,380,000
Boxborough BAN 4.50% 7/11/97  4,300,000  4,310,868
Brockton RAN 4.40% 4/11/97 (BPA Fleet Nat'l. Bank)  5,600,000  5,605,651
Cambridge Gen. Oblig. Bonds Series 1996, 4.25% 6/15/97  1,000,000
1,001,418
Chelmsford BAN 4.25% 4/24/97  1,700,000  1,701,738
Chelsea Gen. Oblig. Bonds (School Loan Proj.) Series 1994,
4.60% 6/15/97 (AMBAC Insured)  1,000,000  1,003,945
Clipper Participating VRDN, Series 1993-2, 3.49%
(Liquidity Facility State Street Bank & Trust Co.  (c)  19,000,000
19,000,000
Danvers BAN 4.50% 7/18/97  4,000,000  4,007,029
Easton BAN:
 4.25% 4/10/97  1,600,000  1,601,306
 4.40% 10/3/97  6,500,000  6,524,269
Fall River BAN 4.50% 8/15/97,
LOC State Street Bank & Trust Co.  3,600,000  3,611,031
Framingham Gen. Oblig. Bonds 5% 3/15/97  1,325,000  1,327,452
Framingham Ind. Dev. Rev. Board (Perini Corp. Proj.)
Series 1985, 3.60%,
LOC Harris Trust & Savings Bank, Chicago, VRDN 400,000 400,000 Gloucester BAN 4.35% 8/8/97 7,500,000 7,511,858
Hopkinton BAN 4% 12/30/97  3,500,000  3,515,322
Hopkinton Gen. Oblig. Bonds 7% 7/1/97 (AMBAC Insured) 765,000 774,387 Leominster BAN 4% 12/17/97 (b) 2,600,000 2,605,863
Mansfield BAN 4.25% 8/21/97  3,400,000  3,409,737
Marlborough BAN 4% 12/18/97  3,337,000  3,349,143
Mashpee BAN:
 3.75% 2/7/97  1,500,000  1,500,010
 4% 2/7/97  4,500,000  4,500,214
Massachusetts Bay Transit Auth.:
 Bonds:
  Series 1984 A, 3.625%, tender 3/1/97,
  LOC State Street Bank & Trust Co.  6,200,000  6,200,000
MUNICIPAL SECURITIES (A) - CONTINUED

  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Bay Transit Auth.: - continued
 Bonds: - continued
  Series 1988 A, 7.30% 3/1/97 $ 1,030,000 $ 1,032,596
  Series 1989 A, 6.75% 3/1/97  2,500,000  2,505,711
  Series 1996 B, 5% 3/1/97  1,700,000  1,701,578
 CP:
  Series C:
   3.35% 3/6/97, LOC Westdeutsche Landesbank  3,000,000  3,000,000
   3.45% 3/6/97, LOC Westdeutsche Landesbank  1,000,000  1,000,000
   3.50% 3/6/97, LOC Westdeutsche Landesbank  4,700,000  4,700,000
   3.45% 3/10/97, LOC Westdeutsche Landesbank  2,700,000  2,700,000
 RAN:
  Series 1996 A, 3.75% 2/28/97  14,500,000  14,499,411
  4.75% 9/5/97  25,200,000  25,311,376
Massachusetts Bay Transit Auth. Participating
VRDN, PA-138, 3.55%
(Liquidity Facility Merrill Lynch & Co., Inc.) (c) 2,425,000 2,425,000 Massachusetts Ed. Fin. Auth. Ed. Loan Rev. Series 1996 E,
3.35%, VRDN (b)  18,500,000  18,500,000
Massachusetts Gen. Oblig.:
 BAN Series 1996 A, 4.25% 6/10/97  29,500,000  29,535,658
 Participating VRDN (c):
  Series 1993 I, 3.68% (Liquidity Facility Citibank, NA)  13,000,000
13,000,000
  Series 96C2101, 3.68% (Liquidity Facility Citibank, NA)  4,700,000
4,700,000
  Series 97C2101, 3.63% (Liquidity Facility Citibank, NA)  5,800,000
5,800,000
  Series 97C2103, 3.63% (Liquidity Facility Citibank, NA)  3,800,000
3,800,000
  Series BT-214, 3.60%
  (Liquidity Facility Bankers Trust Co.)  9,300,000  9,300,000
  Series SG-38, 3.55% (MBIA Insured)
  (Liquidity Facility Societe Generale, France) 3,000,000 3,000,000 Series SG-47, 3.55%
  (Liquidity Facility Societe Generale, France) 1,000,000 1,000,000 Massachusetts Health & Ed. Facs. Auth. Rev. Bonds:
 (Boston Univ.) Series H, 3.70%, tender 2/13/97,
 LOC Landesbank Hessen-Thuringen  12,400,000  12,400,000
 (Harvard Univ.):
  3.55%, tender 2/12/97  6,300,000  6,300,000
  3.55%, tender 2/18/97  3,000,000  3,000,000
  3.50%, tender 2/20/97  1,000,000  1,000,000
  3.55%, tender 2/20/97  4,600,000  4,600,000
  3.50%, tender 2/21/97  1,300,000  1,300,000
MUNICIPAL SECURITIES (A) - CONTINUED

  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Health & Ed. Facs. Auth. Rev. Bonds: - continued
 (Harvard Univ.): - continued
  3.55%, tender 2/21/97 $ 1,000,000 $ 1,000,000
  3.60%, tender 2/21/97  2,000,000  2,000,000
  3.45%, tender 2/27/97  2,900,000  2,900,000
  3.50%, tender 2/27/97  1,000,000  1,000,000
  3.40%, tender 3/7/97  2,700,000  2,700,000
  3.45%, tender 4/10/97  1,000,000  1,000,000
Massachusetts Health & Ed. Facs. Auth. Participating VRDN,
Series SG-27, 3.55%
(Liquidity Facility Societe Generale, France) (c) 6,500,000 6,500,000 Massachusetts Health & Ed. Facs. Auth. Rev., VRDN:
 (Amherst College) Series F, 3.35%  13,800,000  13,800,000
 (Brandeis Univ.) Series 1996 G, 3.30%,
  LOC Fleet Nat'l. Bank  3,350,000  3,350,000
 (Cap. Asset Prog.) Series E, 3.60%,
 LOC First Nat'l. Bank of Chicago  600,000  600,000
 (Mount Ida College) 3.35%, LOC Chase Manhattan Bank 3,800,000 3,800,000 (Newton Wellesley Hosp.) 3.35%
 (MBIA Insured) (Liquidity Facility Credit Suisse) 5,700,000 5,700,000 (Wellesley College) Series B, 3.30% 3,500,000 3,500,000
 (Williams College) Series E, 3.35%  5,000,000  5,000,000
 Series I, 3.50%   55,740,000  55,740,000
Massachusetts Health & Ed. Ind. Fin. Agcy.
(Falmount Assisted Living) Series 1995, 3.40%,
LOC First Nat'l. Bank of Boston, VRDN  4,100,000  4,100,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Hsg. Proj.
 Series 1995 A, 3.45% (Fannie Mae Guaranteed) VRDN 100,000 100,000 Massachusetts Hsg. Fin. Agcy. Multi-Family Hsg. Rev.
(Princeton Crossing Proj.) Series 1996, 3.55%,
LOC General Elec. Capital Corp., VRDN (b) 13,700,000 13,700,000 Massachusetts Hsg. Fin. Agcy. Multi-Family Hsg. Rev. Rfdg.
Series 1995 A, 3.45%
(BPA Republic Bank of New York) VRDN  56,055,000  56,055,000
Massachusetts Hsg. Fin. Agcy. Participating VRDN (c):
 Series PA-83, 3.65% (AMBAC Insured)
 (Liquidity Facility Merrill Lynch & Co., Inc.) (b) 5,920,000 5,920,000 Series PA-132, 3.70% (Liquidity Facility
 Merrill Lynch & Co., Inc.) (b)  1,225,000  1,225,000
 Series PT-33, 3.65% (AMBAC Insured)
 (Liquidity Facility Industrial Bank of Japan) (b) 5,180,000 5,180,000 Series PT-42, 3.50% (Liquidity Facility Commerzbank,
 Germany)  5,080,000  5,080,000
MUNICIPAL SECURITIES (A) - CONTINUED

  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Hsg. Fin. Agcy. Rev. Bonds (Rental Hsg.)
4.90% 7/1/97 (AMBAC Insured) $ 1,165,000 $ 1,170,142
Massachusetts Hsg. Fin. Agcy. Single Family Hsg. Rev. Bonds
Series 50, 3.70%, tender 6/2/97  3,300,000  3,300,000
Massachusetts Ind. Fin. Agcy. Ind. Dev. Rev., VRDN:
 Rfdg.:
 (First Healthcare Corp. for Hillhaven Proj.)
  3.60%, LOC Wachovia Bank of Georgia  2,700,000  2,700,000
  (First Healthcare Corp. Proj.) Series 1992 A,
  3.60%, LOC Wachovia Bank of Georgia  2,025,000  2,025,000
 (BBB ESQ, LLC) Series 1996, 3.55%,
  LOC First Nat'l. Bank of Boston (b)  1,100,000  1,100,000
 (Baker School Specialty Co. Inc.) Series 1996, 3.60%,
  LOC Fleet Nat'l. Bank (b)  3,300,000  3,300,000
 (Battery Engineering, Inc.) Series 1996, 3.70%,
 LOC Bank of Tokyo-Mitsubishi (b)  1,600,000  1,600,000
 (Brady Enterprises) Series 1996, 3.60%,
 LOC Fleet Nat'l. Bank  2,500,000  2,500,000
 (General Signal Proj.) 3.55%, LOC Wachovia
  Bank of Georgia  8,600,000  8,600,000
 (Hazen Paper Proj.) Series 1996, 3.55%,
 LOC First Nat'l. Bank of Boston  1,700,000  1,700,000
 (Interpolymer Corp.) Series 1992, 3.55%,
 LOC First Nat'l. Bank of Boston (b)  3,400,000  3,400,000
 (KMS Cos.) Series 1996, 3.60%,
 LOC State Street Bank & Trust Co. (b)  2,500,000  2,500,000
 (Longview Fiber Co.) Series 1987, 3.65%,
 LOC Algemene Bank  2,070,000  2,070,000
 (Nova Realty) Series 1994, 3.35%,
 LOC First Nat'l. Bank of Boston  2,900,000  2,900,000
 (Signature Mondial Inc.)
 Series 1996, 3.60%, LOC Fleet Nat'l. Bank (b)  3,700,000  3,700,000
 (United Medical Corp.) Series 1992, 3.35%,
 LOC Bank of Nova Scotia (b)  1,400,000  1,400,000
Massachusetts Ind. Fin. Agcy. Participating VRDN,
 Series 1996 SG-56, 3.55% (MBIA Insured)
(Liquidity Facility Societe Generale, France) (c) 11,100,000 11,100,000 Massachusetts Ind. Fin. Agcy. Poll. Cont. Rev.:
 Rfdg. Bonds (New England Pwr. Co.):
  Series 1992 B:
   3.50%, tender 2/10/97  3,000,000  3,000,000
   3.55%, tender 2/10/97  1,200,000  1,200,000
MUNICIPAL SECURITIES (A) - CONTINUED

  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Ind. Fin. Agcy. Poll. Cont. Rev.: - continued
 Rfdg. Bonds (New England Pwr. Co.): - continued
  Series 1992 B: - continued
   3.50%, tender 2/12/97 $ 1,300,000 $ 1,300,000
   3.50%, tender 2/19/97  6,000,000  6,000,000
   3.45%, tender 2/26/97  10,400,000  10,400,000
   3.50%, tender 2/27/97  7,000,000  7,000,000    3.60%, tender 2/27/97
2,800,000  2,800,000
   3.40%, tender 3/10/97  1,000,000  1,000,000
   3.45%, tender 3/10/97  2,900,000  2,900,000
  Series 1993 A:
   3.50%, tender 2/6/97  5,100,000  5,099,986
   3.55%, tender 2/25/97  1,700,000  1,700,000
   3.55%, tender 2/28/97  6,900,000  6,899,967
  Series 1993 B:
   3.45%, tender 2/6/97  7,600,000  7,599,983
   3.50%, tender 2/25/97  3,300,000  3,300,000
   3.55%, tender 2/25/97  4,600,000  4,600,000
   3.50%, tender 2/27/97  2,300,000  2,300,000
   3.60%, tender 2/27/97  6,300,000  6,300,000
 (Holyoke Wtr. Pwr. Co. Proj.) Series 1990, 3.40%,
 LOC Swiss Bank, VRDN (b)  8,700,000  8,700,000
Massachusetts Ind. Fin. Agcy. Resource Recovery Rev.
(Ogden-Haverhill Proj.) Series 1986 B, 3.35%,
LOC Union Bank of Switzerland, VRDN (b)  2,325,000  2,325,000
Massachusetts Ind. Fin. Agcy. Rev., VRDN:
 (346 Univ. LLC) Series 1996, 3.55%,
  LOC First Nat'l. Bank of Boston (b)  2,200,000  2,200,000
 (Barker Steel Company) Series 1995, 3.55%,
 LOC State Street Bank & Trust, Co. (b)  1,100,000  1,100,000
 (Bradford College) Series 1995 A, 3.45%,
 LOC First Nat'l. Bank of Boston  1,800,000  1,800,000
 (Edgewood Retirement Commty.) Series 1995 C, 3.50%,
 LOC Dresdner Bank, A.G.  4,500,000  4,500,000
 (Governor Dummer Academy) Series 1996, 3.40%,
 LOC State Street Bank & Trust Co.  1,800,000  1,800,000
 (Heritage at Dartmouth) Series 1996, 3.40%,
 LOC First Nat'l. Bank of Boston (b)  1,000,000  1,000,000
 (Lower Mills Associates II L.P.) Series 1995, 3.35%,
 LOC First Nat'l. Bank of Boston  1,000,000  1,000,000
MUNICIPAL SECURITIES (A) - CONTINUED

  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Ind. Fin. Agcy. Rev., VRDN: - continued
 (Mary Ann Morse Nursing Home):
  Series 1994 A, 3.80%, LOC ABN-AMRO Bank $ 5,900,000 $ 5,900,000
  Series 1994 B, 3.40%, LOC ABN-AMRO Bank  6,900,000  6,900,000
 (Riverdale Mills Corp.) Series 1995, 3.55%,
 LOC First Nat'l. Bank of Boston (b)  4,100,000  4,100,000
 (So. N.E. School of Law) 3.50%, LOC Fleet Nat'l. Bank  2,000,000
2,000,000
 (Wheelock College Issue) Series A, 3.55%,
 LOC Nat'l. Westminster Bank  4,400,000  4,400,000
 (Youville Place Inc.) Series 1996, 3.45%
  (AMBAC Insured) (BPA Fleet Nat'l. Bank) 5,300,000 5,300,000 Massachusetts Ind. Fin. Agcy. Rev. Rfdg.
(WGBH Ed. Foundation Proj.) Series 1992, 3.55%,
LOC Nat'l. Westminster Bank, VRDN  5,095,000  5,095,000
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.:
 Series 1994 C, 3.35%, LOC Canadian Imperial Bank
 of Commerce, VRDN  35,000,000  35,000,000
 Series A, 8.75% 7/1/97  3,740,000  3,885,972
Massachusetts Port Auth. Rev.:
 Series 1995 B, 3.65%,
 LOC Landesbanken Hessen-Thuringen,VRDN (b) 14,200,000 14,200,000 Series 1996, 3.65% 2/26/97, LOC Canadian Imperial
 Bank, CP  27,100,000  27,100,000
Massachusetts Wtr. Poll. Abatement Rev. Bonds
 (New Bedford Loan Prog.) Series 1996 A,
4.25% 2/1/97  3,300,000  3,300,000
Massachusetts Wtr. Resolution Auth. Gen. Rev. Bonds
Series 1995 B, 5% 12/1/97  1,000,000  1,010,895
Massachusetts Wtr. Resource Auth., CP:
 3.50% 2/11/97, LOC Morgan Guaranty Trust, NY  10,200,000  10,200,000
 3.55% 2/14/97, LOC Morgan Guaranty Trust, NY  7,750,000  7,750,000
 3.55% 2/19/97, LOC Morgan Guaranty Trust, NY  4,500,000  4,500,000
 3.45% 2/24/97, LOC Morgan Guaranty Trust, NY  10,000,000  10,000,000
 3.55% 2/24/97, LOC Morgan Guaranty Trust, NY  6,800,000  6,800,000
 3.50% 2/25/97, LOC Morgan Guaranty Trust, NY  2,500,000  2,500,000
 3.45% 2/27/97, LOC Morgan Guaranty Trust, NY  1,700,000  1,700,000
 3.55% 2/28/97, LOC Morgan Guaranty Trust, NY  4,300,000  4,300,000
 3.40% 3/7/97, LOC Morgan Guaranty Trust, NY  3,000,000  3,000,000
 3.45% 3/7/97, LOC Morgan Guaranty Trust, NY  2,000,000  2,000,000
 3.40% 3/10/97, LOC Morgan Guaranty Trust, NY  4,000,000  4,000,000
 3.45% 3/11/97, LOC Morgan Guaranty Trust, NY  9,000,000  9,000,000
MUNICIPAL SECURITIES (A) - CONTINUED

  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Wtr. Resource Auth., CP: - continued
 3.50% 3/18/97, LOC Morgan Guaranty Trust, NY $ 10,000,000 $ 10,000,000
 3.50% 3/20/97, LOC Morgan Guaranty Trust, NY  2,600,000  2,600,000
 3.40% 3/21/97, LOC Morgan Guaranty Trust, NY  5,400,000  5,400,000
 3.50% 3/21/97, LOC Morgan Guaranty Trust, NY  3,000,000  3,000,000
 3.40% 3/24/97, LOC Morgan Guaranty Trust, NY  8,000,000  7,999,922
 3.45% 3/25/97, LOC Morgan Guaranty Trust, NY  2,500,000  2,500,000
 3.30% 3/27/97, LOC Morgan Guaranty Trust, NY  9,490,000  9,490,000
 3.50% 3/28/97, LOC Morgan Guaranty Trust, NY  1,400,000  1,400,000
 3.45% 4/9/97, LOC Morgan Guaranty Trust, NY  1,000,000  1,000,000
 3.45% 4/10/97, LOC Morgan Guaranty Trust, NY  7,000,000  7,000,000
Massachusetts Wtr. Resource Auth. Participating VRDN (c):
 Series PA-137, 3.55%
 (Liquidity Facility Merrill Lynch & Co., Inc.) 1,660,000 1,660,000 Series SG-17, 3.55%
 (Liquidity Facility Societe Generale, France) 4,640,000 4,640,000 Series SG-63, 3.55%
 (Liquidity Facility Societe Generale, France) 1,000,000 1,000,000 Merrimack Valley Regional Transit Auth. RAN
4.50% 6/20/97  5,850,000  5,861,892
Natick BAN:
 3.70% 5/22/97  1,960,000  1,960,748
 4.50% 8/8/97  8,990,000  9,018,185
Newton BAN 4% 3/14/97  4,300,000  4,301,512
North Andover BAN 4% 1/9/98  2,500,000  2,505,637
Northborough Ind. Dev. Rev.
(Tru Realty Corp. Proj. Toys "R" Us, Inc.)
3.675%, LOC Chase Manhattan Bank, VRDN  2,900,000  2,900,000
Northhampton BAN 4.10% 5/30/97  3,700,000  3,704,618
Peabody BAN:
 4% 4/14/97  1,000,000  1,001,177
 4.15% 8/15/97  3,300,000  3,305,091
Reading BAN 4.25% 8/15/97  3,350,000  3,359,408
Seekonk BAN 4% 11/19/97  4,610,000  4,627,762
Somerville BAN 4% 2/19/97  1,000,000  1,000,238
Springfield BAN:
 4.25% 2/14/97 (BPA Fleet Nat'l. Bank)  3,300,000  3,300,511
 4.10% 11/21/97 (BPA Fleet Nat'l. Bank)  3,000,000  3,009,277
Stoughton BAN:
 4% 8/29/97  1,100,000  1,102,473
 4.25% 8/29/97  1,877,000  1,880,201
MUNICIPAL SECURITIES (A) - CONTINUED

  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Taunton BAN 4% 12/3/97 $ 2,900,000 $ 2,907,706
Wakefield BAN 4% 8/20/97  1,600,000  1,603,429
Walpole BAN 4% 6/4/97  3,395,000  3,398,638
Watertown BAN 4.50% 8/28/97  5,482,000  5,499,188
Westborough BAN 4% 5/29/97  1,800,000  1,802,014
Worcester BAN 4% 8/28/97  7,152,000  7,168,234
      959,470,283
PUERTO RICO - 0.3%
Puerto Rico Elec. Pwr. Auth. Participating VRDN,
Series BT-105, 3.425%
(Liquidity Facility Bankers Trust Co.) (c)  3,060,000  3,060,000
TOTAL INVESTMENTS - 100%  $ 962,530,283
Total Cost for Income Tax Purposes  $ 962,526,650
SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
CP - Commercial Paper
RAN - Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
INCOME TAX INFORMATION
At January 31, 1997, the fund had a capital loss carryforward of approximately $82,000 of which $17,000, $13,000 and $52,000 will expire on January 31, 1998, 2003 and 2005, respectively.
FIDELITY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES


 JANUARY 31, 1997

ASSETS

Investment in securities, at value -                                      $ 962,530,283
See accompanying schedule

Cash                                                                       22,244

Receivable for investments sold                                            6,901,414

Interest receivable                                                        8,592,073

 TOTAL ASSETS                                                              978,046,014

LIABILITIES

Payable for investments purchased                           $ 8,582,535

Share transactions in process                                1,217,108

Distributions payable                                        25,567

Accrued management fee                                       318,083

Other payables and accrued expenses                          213,276

 TOTAL LIABILITIES                                                         10,356,569

NET ASSETS                                                                $ 967,689,445

Net Assets consist of:

Paid in capital                                                           $ 967,763,224

Accumulated net realized gain (loss) on investments                        (78,834)

Unrealized gain from accretion of discount                                 5,055

NET ASSETS, for 967,665,313 shares outstanding                            $ 967,689,445

NET ASSET VALUE, offering price and redemption price per                   $1.00
share ($967,689,445 (divided by) 967,665,313 shares)


STATEMENT OF OPERATIONS


 YEAR ENDED JANUARY 31, 1997

INTEREST INCOME                                                       $ 30,255,872

EXPENSES

Management fee                                          $ 3,460,004

Transfer agent, accounting and custodian fees            1,628,676
and expenses

Non-interested trustees' compensation                    3,614

Registration fees                                        58,172

Audit                                                    20,228

Legal                                                    10,424

Miscellaneous                                            9,425

 Total expenses before reductions                        5,190,543

 Expense reductions                                      (5,124)       5,185,419

NET INTEREST INCOME                                                    25,070,453

REALIZED AND UNREALIZED GAIN (LOSS)                                    (51,705)
Net realized gain (loss) on investment securities

Increase (decrease) in net unrealized gain from                        5,055
accretion
of discount

NET GAIN (LOSS)                                                        (46,650)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 25,023,803


STATEMENT OF CHANGES IN NET ASSETS


                                                           YEAR ENDED         YEAR ENDED
                                                           JANUARY 31,        JANUARY 31,
                                                           1997               1996

INCREASE (DECREASE) IN NET ASSETS

Operations                                                 $ 25,070,453       $ 24,555,579
Net interest income

 Net realized gain (loss)                                   (51,705)           105,241

 Increase (decrease) in net unrealized gain from            5,055              (3,861)
accretion of discount

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            25,023,803         24,656,959
FROM OPERATIONS

Distributions to shareholders from net interest income      (25,070,453)       (24,555,579)

Share transactions at net asset value of $1.00 per share    2,699,539,513      2,141,149,830
Proceeds from sales of shares

 Reinvestment of distributions from net interest income     24,416,904         23,734,269

 Cost of shares redeemed                                    (2,603,710,474)    (2,074,423,938)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES           120,245,943        90,460,161
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   120,199,293        90,561,541

NET ASSETS

 Beginning of period                                        847,490,152        756,928,611

 End of period                                             $ 967,689,445      $ 847,490,152






 FINANCIAL HIGHLIGHTS   YEARS ENDED JANUARY 31,                     SIX MONTHS       YEAR ENDED
                                                                    ENDED JANUARY    JULY 31,
                                                                    31,



                                                      1997        1996        1995        1994        1993        1992

SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000

Income from Investment Operations                      .029        .032        .023        .017        .010        .029
Net interest income

Less Distributions

 From net interest income                              (.029)      (.032)      (.023)      (.017)      (.010)      (.029)

Net asset value, end of period                        $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000

TOTAL RETURN  B                                        2.90%       3.20%       2.29%       1.71%       .99%        2.94%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 967,689   $ 847,490   $ 756,929   $ 610,154   $ 584,939   $ 600,945

Ratio of expenses to average net assets                .59%        .60%        .63%        .66%        .64% A      .65%

Ratio of net interest income to average net assets     2.86%       3.15%       2.28%       1.69%       1.96% A     2.93%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1997


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Massachusetts Municipal Income Fund (the income fund) and Fidelity Massachusetts Municipal Money Market Fund (the money market fund) are funds of Fidelity Massachusetts Municipal Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940
Act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:
SECURITY VALUATION.
INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
MONEY MARKET FUND. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market fund, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for gains/losses on futures and options transactions, market discount, capital loss carryforwards, losses deferred due to futures and options and excise tax regulations. Permanent book and tax basis differences
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Distributions in excess of net investment income may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FUTURES CONTRACTS. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end, is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $509,473,272 and $473,025,470, respectively.
The market value of futures contracts opened and closed during the period amounted to $221,051,413 and $221,073,571, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to
 .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
management fee. The annual individual fund fee rate is .25%. For the period, the management fees were equivalent to annual rates of .39% and
 .39% of average net assets for the income and money market funds, respectively.
SUB-ADVISER FEE. As the money market fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian and transfer and shareholder servicing agent for the funds. UMB has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses. For the period, FSC received transfer agent and accounting fees amounting to $1,317,696 and $352,728 for the income fund and $1,444,121 and $138,868 for the money market fund, respectively.
For the period, the transfer agent fees were equivalent to an annual rate of .12% and .16% of average net assets for the income fund and the money market fund, respectively.
MONEY MARKET FUND. Shareholders participating in the Fidelity Ultra Service Account(registered trademark) Program (the Program) pay a $5.00 monthly fee to Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, for performing services associated with the Program. For the period, fees paid to FBSI by shareholders participating in the Program amounted to $114,215.
5. EXPENSE REDUCTIONS.
Each fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of each fund's expenses. During the period, the transfer agent fees were reduced by $16,854 and $5,124 for the income and money market funds, respectively, under this arrangement.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Massachusetts Municipal Trust and the Shareholders of: Fidelity Massachusetts Municipal Income Fund and Fidelity Massachusetts Municipal Money Market Fund:
In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments (except for Moody's and Standard & Poor's ratings) and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Massachusetts Municipal Income Fund and Fidelity Massachusetts Municipal Money Market Fund (each a fund of Fidelity Massachusetts Municipal Trust) at January 31, 1997, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.
PRICE WATERHOUSE LLP
Boston, Massachusetts
March 3, 1997
DISTRIBUTIONS

DISTRIBUTIONS


During fiscal year ended January 31,1997, 100% of each fund's income dividends was free from federal income tax, and 3.77% and 10.11%, respectively, of the income and money market fund's income dividends was subject to the federal alternative minimum tax.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
  To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN
INVESTMENT
IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
100 Crosby Parkway - KP2C
Covington, KY 41015-4399
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602


INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
Company
Boston, MA
SUB-ADVISER, MONEY MARKET FUND
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President - INCOME FUND
Sarah H. Zenoble, Vice President -
MONEY MARKET FUND
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Thomas D. Maher, Assistant
Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
* INDEPENDENT TRUSTEES
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
  and
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress   1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE

SPARTAN(registered trademark)


(registered trademark)
MASSACHUSETTS
MUNICIPAL
MONEY MARKET
FUND



ANNUAL REPORT
JANUARY 31, 1997
CONTENTS

CHECK PAGE NUMBERS !!!


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       8    A summary of major shifts in the
                              fund's investments over the past six
                              months
                              and one year.

INVESTMENTS              9    A complete list of the fund's
                              investments with their market value.

FINANCIAL STATEMENTS     17   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    21   Notes to the financial statements.

REPORT OF INDEPENDENT    23   The auditors' opinion.
ACCOUNTANTS


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
As 1997 begins, the stock and bond markets generally have continued on the course they followed during the past year. Through January, stocks maintained their unprecedented climb, with the large companies still setting the pace. With low, stable interest rates, the bond market has tended to mirror its historical returns in the mid-single digits.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income, and the effect of the fund's $5 account closeout fee on an average size account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past five years and life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1997              PAST 1   PAST 5   LIFE OF
                                            YEAR     YEARS    FUND

Spartan Massachusetts Municipal             3.00%    14.06%   18.37%
 Money Market Fund

Massachusetts Tax-Free Money Market         2.88%    13.47%   16.59%
 Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years, or since the fund started on March 4, 1991. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the Massachusetts tax-free money market funds average, which reflects the performance of 10 Massachusetts tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. over the past one year. (The periods covered by the IBC Financial Data, Inc. numbers are the closest available match to those covered by the fund.) AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1997              PAST 1   PAST 5   LIFE OF
                                            YEAR     YEARS    FUND

Spartan Massachusetts Municipal             3.00%    2.67%    2.89%
 Money Market Fund

Massachusetts Tax-Free Money Market         2.88%    2.55%    2.66%
 Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
                           2/3/97   10/28/96   7/29/96   4/29/96   1/29/96



Spartan Massachusetts      3.02%    3.07%      3.01%     3.21%     2.82%
 Municipal Money Market
 Fund



Massachusetts              2.89%    2.93%      2.92%     3.09%     2.77%
 Tax-Free Money Market
 Funds Average



Spartan Massachusetts      5.36%    5.45%      5.34%     5.70%     5.01%
 Municipal Money Market
 Fund - Tax-equivalent


YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the Massachusetts tax-free money market funds average. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1997 federal and state income tax rate of 43.68%. Figures for the Massachusetts tax-free money market funds average are from IBC Financial Data, Inc. A portion of the fund's income may be subject to the alternative minimum tax.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free
investments are usually lower
than yields on taxable
investments. However, a
straight comparison between
the two may be misleading
because it ignores the way
taxes reduce taxable returns.
Tax-equivalent yield - the
yield you'd have to earn on a
similar taxable investment to
match the tax-free yield -
makes the comparison more
meaningful. Keep in mind that
the U.S. government neither
insures nor guarantees a
money market fund. In fact,
there is no assurance that a
money market fund will
maintain a $1 share price.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


NOTE TO SHAREHOLDERS: Diane McLaughlin became Portfolio Manager of Spartan Massachusetts Municipal Money Market Fund on August 1, 1996.
Q. DIANE, WHAT WAS THE INVESTMENT ENVIRONMENT LIKE OVER THE PAST YEAR?
A. The year was marked by a significant shift in market sentiment from a fear of recession at the beginning of the period a year ago in February to a subsequent fear that the economy might be expanding too rapidly. Accordingly, investors looked first for the Federal Reserve Board to lower the interest rate banks charge each other for overnight loans - the fed funds target rate - in order to stimulate the economy, then for the Fed to increase interest rates to head off possible inflation. Instead, the Fed held steady. The economy ended the year on a fairly strong note. More recently, however, economic data has suggested that the economy is proceeding at a more moderate pace. More importantly, inflation pressures have not materialized, vindicating the Fed's decision to leave policy unchanged. However, the Fed has expressed concern about tightness in the labor market and the potential upward pressure low unemployment might exert on the economy's core inflation. Further, the Fed has indicated that it has a bias toward tightening - raising interest rates in order to keep inflation at bay. As a result, the market continues to view each economic release for any sign of inflation as a potential indicator of future monetary policy.
Q. WHAT SORT OF STRATEGY DID YOU PURSUE WITH THE FUND OVER THE PAST SIX
MONTHS?
A. We have been able to take advantage of technicals - supply and demand trends - unique to the municipal short-term market. In periods of little demand, rates rise relative to taxables. We have tried to anticipate these dates to position ourselves to buy at higher levels during these periods. In addition, although the fed funds target rate has held steady, short-term rates have been volatile. Levels have risen as the market digests strong economic data and fallen as indicators reflect mild inflation. This volatility has provided trading opportunities. Also, recently the yield curve - the difference between short-term rates and long-term rates - has been relatively flat. Since I think the risk is greater that rates will go up rather than down, I have stayed toward the front, or short end of the curve, allowing the maturity to roll down from the 70-day range to about 50 days.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on January 31, 1997, was 2.99% compared to 2.83% 12 months ago. The latest yield was the equivalent of a 5.31% taxable rate of return for Massachusetts investors in the 43.68% combined state and federal income tax bracket. Through January 31, 1997, the fund's 12-month total return was 3.00% compared to 2.88% for the Massachusetts tax-free money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. The present economic climate could persist for several more months, with the Fed remaining comfortable keeping the fed funds target rate steady at 5.25%. However, there is a risk that the economy's moderate strength may become more robust, causing inflation pressures to build, which may lead to an upward trend in interest rates. I'll continue to look for trading opportunities, but intend to keep the fund's average maturity close to 50 days, which will enable me to extend the average maturity if rates do increase.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL:
START DATE:
SIZE:
MANAGER:
(checkmark)



(solid bullet)
(solid bullet)
INVESTMENT CHANGES


MATURITY DIVERSIFICATION

DAYS        % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            1/31/97            7/31/96            1/31/96

0 - 30      67                 70                 67

31 - 90     12                 12                 9

91 - 180    10                 3                  17

181 - 397   11                 15                 7

WEIGHTED AVERAGE MATURITY

                             1/31/97   7/31/96   1/31/96

Spartan Massachusetts
Municipal Money Market Fun   52 days   59 days   52 days
d

Massachusetts Tax-Free
Money Market Funds
Average  *                   50 days   58 days   52 days

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)

AS OF JANUARY 31, 1997 AS OF JULY 31, 1996

Row: 1, Col: 1, Value: 46.0
Row: 1, Col: 2, Value: 27.0
Row: 1, Col: 3, Value: 3.0
Row: 1, Col: 4, Value: 22.0
Row: 1, Col: 5, Value: 2.0
Row: 1, Col: 1, Value: 55.0
Row: 1, Col: 2, Value: 23.0
Row: 1, Col: 3, Value: 2.0
Row: 1, Col: 4, Value: 16.0
Row: 1, Col: 5, Value: 4.0
Variable rate
demand notes
(VRDNs) 46%
Commercial
paper 27%
Tender bonds 3%
Municipal
notes 22%
Other 2%
Variable rate
demand notes
(VRDNs) 55%
Commercial
paper 23%
Tender bonds 2%
Municipal
notes 16%
Other 4%
* SOURCE: IBC'S MONEY FUND REPORT (registered trademark)
INVESTMENTS JANUARY 31, 1997

Showing Percentage of Total Value of Investments in Securities


MUNICIPAL SECURITIES (A) - 100%

  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MASSACHUSETTS - 98.5%
Attleboro BAN:
 4% 7/24/97 $ 4,775,000 $ 4,784,932
 4.50% 7/24/97  3,200,000  3,208,850
Boston Gen. Oblig. Bonds 5.25% 10/1/97 (MBIA Insured)  1,200,000  1,213,174
Boston Ind. Rev. (New Boston Seafood Center) Series 1997,
3.75%, LOC First Nat'l Bank of Boston, VRDN (b)  600,000  600,000
Boston Wtr. & Swr. Participating VRDN,
Series 1996 SG-75, 3.55%
(Liquidity Facility Societe Generale, France) (c) 5,100,000 5,100,000 Boxborough BAN 4.50% 7/11/97 2,749,241 2,756,190
Brockton RAN 4.40% 4/11/97 (BPA Fleet Nat'l Bank)  3,600,000  3,603,633
Cambridge Gen. Oblig. Bonds Series 1996,
4.25% 6/15/97  705,000  706,000
Chelmsford BAN 4.25% 4/24/97  900,000  900,920
Clipper Participating VRDN, Series 93-2, 3.49%
(Liquidity Facility State Street Bank &
Trust Co., Boston) (c)  15,630,200   15,630,200
Danvers BAN 4.50% 7/18/97  2,550,000  2,554,480
Easton BAN:
 4.25% 4/10/97  1,102,500  1,103,400
 4.40% 10/3/97  4,715,000  4,732,604
Fall River BAN 4.50% 8/15/97,
LOC State Street Bank & Trust Co., Boston  1,910,000  1,915,853
Gloucester BAN 4.35% 8/8/97  7,500,000  7,511,858
Hopkinton BAN 4% 12/30/97  2,500,000  2,510,944
Leominster BAN 4% 12/17/97 (b)  1,900,000  1,904,285
Mansfield BAN 4.25% 8/21/97  2,530,000  2,537,221
Marlborough BAN 4% 12/18/97  2,300,000  2,308,369
Mashpee BAN:
 3.75% 2/7/97  1,000,000  1,000,007
 4% 2/7/97  2,840,000  2,840,135
 4.25% 2/7/97  890,000  890,077
Massachusetts Bay Trans. Auth.:
 Bonds:
  Series 1989 A, 6.75% 3/1/97  1,175,000  1,177,684
  Series 1996 B, 5% 3/1/97  1,235,000  1,236,146
 RAN:
  Series 1996 A, 3.75% 2/28/97  9,700,000  9,699,726
  4.75% 9/5/97  17,800,000   17,878,842
MUNICIPAL SECURITIES (A) - CONTINUED

  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Bay Trans. Auth.: - continued
 CP, Series C:
  3.35% 3/6/97, LOC Westdeutsche Landesbank $ 2,000,000 $ 2,000,000
  3.50% 3/6/97, LOC Westdeutsche Landesbank  3,300,000  3,300,000
  3.45% 3/10/97, LOC Westdeutsche Landesbank  1,900,000  1,900,000
Massachusetts Ed. Fin. Auth. Ed. Loan Rev.
Series 1996 E, 3.35% VRDN (b)  17,700,000   17,700,000
Massachusetts Gen. Oblig.:
 BAN Series 1996 A, 4.25% 6/10/97  27,445,000   27,479,161
 Bonds Series BP-214, 3.60% tender 5/7/97
 (Liquidity Facility Bankers Trust Company) (c) 6,600,000 6,600,000 Participating VRDN (c):
  Series 96C2101, 3.68%
  (Liquidity Facility Citibank, NY)  2,800,000  2,800,000
  Series 97C2101, 3.63% (Liquidity Facility Citibank, NY)  3,900,000
3,900,000
  Series 97C2103, 3.63% (Liquidity Facility Citibank, NY)  5,700,000
5,700,000
  Series 1993 I, 3.68% (Liquidity Facility Citibank, NY)  7,800,000
7,800,000
  Series 1996 SG-38, 3.55% (MBIA Insured)
  (Liquidity Societe Generale, France) 2,000,000 2,000,000 Massachusetts Health & Ed. Facs. Auth. Participating VRDN,
Series SG-27, 3.55%
(Liquidity Facility Societe Generale, France) (c) 3,935,000 3,935,000 Massachusetts Health & Ed. Facs. Auth. Rev.:
 VRDN:
  (Amherst College) Series F, 3.35%  22,700,000   22,700,000
  (Brandeis Univ.) Series 1996 G, 3.30%,
  LOC Fleet National Bank  2,325,000  2,325,000
  (Harvard Univ.):
   Series I, 3.50%  32,200,000   32,200,000
   Series Q-1, 3.50%  1,500,000  1,500,000
  (Mount Ida College) 3.35%,
  LOC Chase Manhattan Bank  2,800,000  2,800,000
  (Newton Wellesley Hosp.) 3.35% (MBIA Insured)
  (BPA Credit Suisse)  5,200,000  5,200,000
  (Williams College) 3.35%  3,505,000  3,505,000
 Bonds:
  Rfdg. (Newton Wellesley Hospital) Series 1997 G,
  3.75% 7/1/97 (MBIA Insured) (d)  1,450,000  1,451,363
  (Boston Univ.) Series H, 3.70%, tender 2/13/97,
  LOC Landesbank Hessen-Thuringen  7,600,000  7,600,000
MUNICIPAL SECURITIES (A) - CONTINUED

  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Health & Ed. Facs. Auth. Rev.: - continued
 Bonds: - continued
  (Harvard Univ.):
   3.55%, tender 2/12/97 $ 4,400,000 $ 4,400,000
   3.55%, tender 2/18/97  2,000,000  2,000,000
   3.55%, tender 2/20/97  3,400,000  3,400,000
   3.55%, tender 2/21/97  1,000,000  1,000,000
   3.45%, tender 2/27/97  2,100,000  2,100,000
   3.50%, tender 2/27/97  1,000,000  1,000,000
   3.40%, tender 3/7/97  2,500,000  2,500,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Hsg. Rev. VRDN:
 Rfdg.:
  Series 1995 A, 3.45%,
  (BPA Republic Bank of New York)  33,200,000   33,200,000
  Series 1995 A, 3.45% (FNMA Guaranteed)  4,200,000  4,200,000
 (Princeton Crossing Proj.) Series 1996, 3.55%,
 LOC General Elec. Capital Corp. (b)  8,700,000  8,700,000
Massachusetts Hsg. Fin. Agcy.:
 Participating VRDN (c):
  Series PA-132, 3.70%
  (Liquidity Facility Merrill Lynch & Co., Inc.) (b) 1,000,000 1,000,000 Series PT-33, 3.65% (AMBAC Insured)
  (Liquidity Facility Banque Nationale de Paris) (b) 1,500,000 1,500,000 Series PT-42, 3.50%
  (Liquidity Facility Commerzbank, Germany)  3,905,000  3,905,000
 Bonds (Rental Hsg.) 4.90% 7/1/97 (AMBAC Insured)  1,000,000  1,004,413
Massachusetts Hsg. Fin. Auth. Single Family Hsg. Rev. Bonds
Series 50, 3.70%, tender 6/2/97  2,000,000  2,000,000
Massachusetts Ind. Fin. Agcy. Ind. Dev. Rev. VRDN:
 Rfdg.:
  (Falmouth Assisted Living) Series 1995, 3.40%,
  LOC First Nat'l. Bank of Boston  1,900,000  1,900,000
  (First Healthcare Corp. Proj.) Series 1992 B, 3.60%,
  LOC Wachovia Bank of Georgia  1,130,000  1,130,000
  (Baker School Specialty Co. Inc.) Series 1996, 3.60%,
  LOC Fleet National Bank (b)  2,200,000  2,200,000
  (Brady Enterprises) Series 1996, 3.60%,
  LOC Fleet Nat'l. Bank  1,550,000  1,550,000
 (BBB Esq., LLC) Series 1996, 3.55%,
 LOC First Nat'l Bank of Boston (b)  800,000  800,000
 (Hazen Paper Proj.) Series 1996, 3.55%,
 LOC First Nat'l. Bank of Boston (b)  1,000,000  1,000,000
MUNICIPAL SECURITIES (A) - CONTINUED

  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Ind. Fin. Agcy. Ind. Dev. Rev. VRDN: - continued
 (Nova Realty) Series 1994, 3.35%,
 LOC First Nat'l. Bank of Boston $ 2,000,000 $ 2,000,000
 (Nutramax Products):
  Series 1996 B, 3.55%,
  LOC State Street Bank & Trust Co., Boston (b) 1,000,000 1,000,000 Series 1996 A, 3.55%, LOC State Street Bank &
  Trust Co. (b)  1,100,000  1,100,000
Massachusetts Ind. Fin. Agcy. Ind. Rev. VRDN:
 Rfdg.:
  (First Healthcare Corp. for Hillhaven Proj.) 3.60%,
  LOC Wachovia Bank of Georgia  1,195,000  1,195,000
  (Quamco Inc. Proj.) Series 1988 B, 3.45%,
  LOC Bank of Nova Scotia  630,000  630,000
 (Battery Engineering, Inc.) Series 1996, 3.70%,
 LOC Bank of Tokyo-Mitsubishi (b)  1,100,000  1,100,000
 (General Signal Proj.) 3.55%,
 LOC Wachovia Bank of Georgia  1,900,000  1,900,000
 (Signature Mondial Inc.) Series 1996, 3.60%,
 LOC Fleet National Bank (b)  2,200,000  2,200,000
 (United Medical Corp.) Series 1992, 3.35%,
 LOC The Chase Manhattan Bank (b)  1,400,000  1,400,000
 (Univ. LLC) Series 1996, 3.55%,
 LOC First Nat'l. Bank of Boston (b)  1,300,000  1,300,000
Massachusetts Ind. Fin. Agcy. Participating VRDN,
Series 1996 SG-56, 3.55% (MBIA Insured)
(Liquidity Facility Societe Generale, France) (c) 7,025,000 7,025,000 Massachusetts Ind. Fin. Agcy. Poll. Cont. Rev.:
 (Holyoke Wtr. Pwr. Co. Proj.) Series 1990, 3.40%,
 LOC Swiss Bank, VRDN (b)  2,600,000  2,600,000
 Rfdg. Bonds (New England Power Co. Proj.):
  Series 1992 B:
   3.45%, tender 2/6/97  1,500,000  1,500,000
   3.50%, tender 2/10/97  3,000,000  3,000,000
   3.55%, tender 2/10/97  1,000,000  1,000,000
   3.55%, tender 2/11/97  4,000,000  4,000,000
   3.50%, tender 2/12/97  1,000,000  1,000,000
   3.50%, tender 2/19/97  3,600,000  3,600,000
   3.45%, tender 2/26/97  4,300,000  4,300,000
   3.50%, tender 2/27/97  2,500,000  2,500,000
   3.60%, tender 2/27/97  2,150,000  2,150,000
   3.45%, tender 3/10/97  2,000,000  2,000,000
MUNICIPAL SECURITIES (A) - CONTINUED

  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Ind. Fin. Agcy. Poll. Cont. Rev.: - continued
 Rfdg. Bonds (New England Power Co. Proj.): - continued
  Series 1993 A:
   3.50%, tender 2/6/97 $ 4,500,000 $ 4,500,000
   3.60%, tender 2/28/97  5,800,000  5,800,000
  Series 1993 B:
   3.50%, tender 2/25/97  7,150,000  7,150,000
   3.50%, tender 2/27/97  5,400,000  5,400,000
   3.60%, tender 2/28/97  2,600,000  2,600,000
Massachusetts Ind. Fin. Agcy. Resource Recovery Rev.
(Ogden-Haverhill Proj.) Series 1986 B, 3.35%,
LOC Union Bank of Switzerland, VRDN (b)  19,800,000  19,800,000
Massachusetts Ind. Fin. Agcy. Rev. VRDN:
 Rfdg. (WGBH Ed. Foundation Proj.) Series 1992, 3.55%,
 LOC Nat'l. Westminster Bank PLC  2,840,000  2,840,000
 (Barker Steel Company) Series 1995, 3.55%,
 LOC State Street Bank & Trust, Co. Boston (b)  800,000  800,000
 (Bradford College) Series 1995 A, 3.45%,
 LOC First Nat'l Bank of Boston  1,600,000  1,600,000
 (Edgewood Retirement Commty.) Series 1995 C, 3.50%,
 LOC Dresdner Bank, A.G.  3,000,000  3,000,000
 (Governor Dummer Academy) Series 1996, 3.40%,
 LOC State Street Bank & Trust Co., Boston  1,200,000  1,200,000
 (Heritage at Darmouth) Series 1996, 3.40%,
 LOC First Nat'l Bank of Boston (b)  825,000  825,000
 (Lower Mills Associates II L.P.) Series 1995, 3.35%,
 LOC First Nat'l Bank of Boston  953,000  953,000
 (Mary Ann Morse Nursing Home) Series A, 3.80%,
 LOC ABN-AMRO Bank  3,200,000  3,200,000
 (Mary Ann Morse Nursing Home) Series 1994 B, 3.40%,
 LOC ABN-AMRO Bank  4,600,000  4,600,000
 (Riverdale Mills Corp.) Series 1995, 3.55%,
 LOC Bank of Boston (b)  2,100,000  2,100,000
 (Southern New England School of Law) 3.50%,
 LOC Fleet Nat'l Bank  1,500,000  1,500,000
 (Youville Place Inc.) Series 1996, 3.45% (AMBAC Insured)
 (BPA Fleet Nat'l Bank)  4,500,000  4,500,000
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.:
 Bonds Series A, 8.75% (Pre-Refunded to
 7/1/97 @ 102)  3,400,000  3,532,702
 Series 1994 C, 3.35%
 LOC Canadian Imperial Bank of Commerce, VRDN  14,700,000   14,700,000
MUNICIPAL SECURITIES (A) - CONTINUED

  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Port Auth. Series 1996, CP:
 3.65% 2/26/97, LOC Canadian Imperial
 Bank of Commerce $ 17,400,000  $ 17,400,000
 3.35% 3/19/97, LOC Canadian Imperial
 Bank of Commerce  4,500,000  4,500,000
Massachusetts Port Auth. Rev. Series 1995 B, 3.65%,
LOC Landesbanken Hessen-Thuringen, VRDN (b) 2,700,000 2,700,000 Massachusetts Single Family Hsg. Auth. Bonds
3.65%, tender 3/1/97 (Liquidity Facility
Citibank, NY) (b)(c)(e)  4,200,000  4,200,000
Massachusetts Wtr. Poll. Abatement Rev. Bonds
(New Bedford Loan Prog.) Series 1996 A, 4.25% 2/1/97  2,000,000  2,000,000
Massachusetts Wtr. Resolution Auth. Gen. Rev. Bonds
Series 1995 B, 5% 12/1/97  1,000,000  1,010,895
Massachusetts Wtr. Resource Auth.:
 Participating VRDN, (c):
  Series 1995 SG-17, 3.55%, (AMBAC Insured)
  (Liquidity Facility Societe Generale, France) 3,800,000 3,800,000 Series 1996 S6-63, 3.55%
  (Liquidity Facility Societe Generale, France) 1,000,000 1,000,000 Series PA-137, 3.55%,
  (Liquidity Facility Merrill Lynch & Co., Inc.)  2,580,000  2,580,000
 CP:
  3.50% 2/11/97, LOC Morgan Guaranty Trust Co., NY  1,500,000  1,500,000
  3.55% 2/14/97, LOC Morgan Guaranty Trust Co., NY  4,250,000  4,250,000
  3.55% 2/18/97, LOC Morgan Guaranty Trust Co., NY  3,200,000  3,200,000
  3.55% 2/19/97, LOC Morgan Guaranty Trust Co., NY  4,000,000  4,000,000
  3.55% 2/24/97, LOC Morgan Guaranty Trust Co., NY  4,910,000  4,910,000
  3.50% 2/25/97, LOC Morgan Guaranty Trust Co., NY  1,700,000  1,700,000
  3.40% 2/27/97, LOC Morgan Guaranty Trust Co., NY  10,000,000   10,000,000
  3.45% 2/27/97, LOC Morgan Guaranty Trust Co., NY  1,300,000  1,300,000
  3.40% 3/7/97, LOC Morgan Guaranty Trust Co., NY  9,200,000  9,200,000
  3.45% 3/7/97, LOC Morgan Guaranty Trust Co., NY  1,000,000  1,000,000
  3.40% 3/10/97, LOC Morgan Guaranty Trust Co., NY  3,600,000  3,600,000
  3.50% 3/18/97, LOC Morgan Guaranty Trust Co., NY  10,000,000   10,000,000
  3.50% 3/20/97, LOC Morgan Guaranty Trust Co., NY  1,800,000  1,800,000
  3.40% 3/21/97, LOC Morgan Guaranty Trust Co., NY  3,100,000  3,100,000
  3.45% 3/21/97, LOC Morgan Guaranty Trust Co., NY  1,400,000  1,400,000
  3.40% 3/24/97, LOC Morgan Guaranty Trust Co., NY  4,000,000  4,000,000
  3.45% 3/25/97, LOC Morgan Guaranty Trust Co., NY  4,100,000  4,100,000
  3.30% 3/27/97, LOC Morgan Guaranty Trust Co., NY  6,600,000  6,600,000
MUNICIPAL SECURITIES (A) - CONTINUED

  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Wtr. Resource Auth. - continued
 CP: - continued
  3.50% 3/28/97, LOC Morgan Guaranty Trust Co., NY $ 1,000,000 $ 1,000,000
  3.45% 4/10/97, LOC Morgan Guaranty Trust Co., NY  7,200,000  7,200,000
Medway BAN 4.50% 6/13/97  1,800,000  1,804,961
Natick BAN:
 3.70% 5/22/97  1,400,000  1,400,535
 4.50% 8/8/97  6,100,000  6,119,110
Newton BAN 4% 3/14/97  2,850,000  2,851,002
North Andover BAN 4% 1/9/98  1,775,000  1,779,003
Northhampton BAN 4.10% 5/30/97  2,225,000  2,227,776
Peabody BAN:
 4% 4/14/97  1,000,000  1,001,177
 4.15% 8/15/97  2,700,000  2,704,160
Reading BAN 4.25% 8/15/97  2,400,000  2,406,739
Seekonk BAN 4% 11/19/97  3,200,000  3,212,329
Somerville BAN 4% 2/19/97  1,000,000  1,000,238
Springfield BAN:
 4.25% 2/14/97 (BPA Fleet National Bank)  2,100,000  2,100,325
 4.10% 11/21/97 (BPA Fleet National Bank)  2,000,000  2,006,184
Stoughton BAN:
 4% 8/29/97  1,000,000  1,002,249
 4.25% 8/29/97  1,200,000  1,202,046
Taunton BAN 4% 12/3/97  2,100,000  2,105,580
Wakefield BAN 4% 8/20/97  1,100,000  1,102,357
Walpole BAN 4% 6/4/97  2,000,000  2,002,143
Westborough BAN 4% 5/29/97  1,300,000  1,301,459
Worcester BAN 4% 8/28/97  4,900,000  4,911,122
   651,582,559
PUERTO RICO - 1.5%
Puerto Rico Commonwealth Pub. Impt. Participating VRDN,
Series PT-63, 3.30% (Liquidity Facility
Bayerische Hypotheken) (c)  2,900,000  2,900,000
Puerto Rico Elec. Pwr. Auth. Rev. Participating VRDN,
Series BT-105, 3.425% (Liquidity Facility
Bankers Trust Co.) (c)  7,068,600  7,068,600
   9,968,600
TOTAL INVESTMENTS - 100%  $ 661,551,159
Total Cost for Income Tax Purposes  $ 661,549,523
SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
CP - Commercial Paper
RAN - Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
(g) Security purchased on a delayed delivery basis (see Note 2 of Notes to Financial Statements).
(h) Restricted securities - investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
Massachusetts Single
Family Hsg. Auth. Bonds
3.65%, tender 3/1/97
(Liquidity Facility
Citibank, NY)  6/29/95 $ 4,200,000
INCOME TAX INFORMATION
At January 31, 1997, the fund had a capital loss carryforward of approximately $56,000 of which $8,000, $8,000 and $40,000 will expire on January 31, 2003, 2004 and 2005, respectively.
During fiscal year ended 1997, 100% (unaudited) of the fund's income dividends was free from federal income tax, and 11.57% (unaudited) of the fund's income dividends was subject to the federal alternative minimum tax. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES


 JANUARY 31, 1997

ASSETS

Investment in securities, at value -                                      $ 661,551,159
See accompanying schedule

Cash                                                                       4,814,664

Receivable for investments sold                                            7,313,198

Interest receivable                                                        5,784,038

 TOTAL ASSETS                                                              679,463,059

LIABILITIES

Payable for investments purchased

 Regular delivery                                           $ 6,240,745

 Delayed delivery                                            1,456,650

Distributions payable                                        12,143

Accrued management fee                                       285,909

Other payables and accrued expenses                          5,383

 TOTAL LIABILITIES                                                         8,000,830

NET ASSETS                                                                $ 671,462,229

Net Assets consist of:

Paid in capital                                                           $ 671,513,669

Accumulated net realized gain (loss) on investments                        (54,370)

Unrealized gain from accretion of discount                                 2,930

NET ASSETS, for 671,512,244 shares outstanding                            $ 671,462,229

NET ASSET VALUE, offering price and redemption price per                   $1.00
share ($671,462,229 (divided by) 671,512,244 shares)


STATEMENT OF OPERATIONS


 YEAR ENDED JANUARY 31, 1997

INTEREST INCOME                                                       $ 19,874,129

EXPENSES

Management fee                                          $ 2,867,193

Non-interested trustees' compensation                    6,895

 Total expenses before reductions                        2,874,088

 Expense reductions                                      (28,627)      2,845,461

NET INTEREST INCOME                                                    17,028,668

REALIZED AND UNREALIZED GAIN (LOSS)                                    (39,956)
Net realized gain (loss) on investment securities

Increase (decrease) in net unrealized gain from                        2,930
accretion of discount

NET GAIN (LOSS)                                                        (37,026)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 16,991,642


STATEMENT OF CHANGES IN NET ASSETS


                                                           YEAR ENDED       YEAR ENDED
                                                           JANUARY 31,      JANUARY 31,
                                                           1997             1996

INCREASE (DECREASE) IN NET ASSETS

Operations                                                 $ 17,028,668     $ 15,084,284
Net interest income

 Net realized gain (loss)                                   (39,956)         (7,534)

 Increase (decrease) in net unrealized gain from            2,930            -
 accretion of discount

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            16,991,642       15,076,750
FROM OPERATIONS

Distributions to shareholders from net interest income      (17,028,668)     (15,084,284)

Share transactions at net asset value of $1.00 per share    831,825,582      630,560,707
Proceeds from sales of shares

 Reinvestment of distributions from net interest income     16,774,462       14,773,809

 Cost of shares redeemed                                    (691,592,516)    (537,122,656)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            157,007,528      108,211,860
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   156,970,502      108,204,326

NET ASSETS

 Beginning of period                                        514,491,727      406,287,401

 End of period                                             $ 671,462,229    $ 514,491,727






 FINANCIAL HIGHLIGHTS    YEARS ENDED JANUARY 31,               SIX MONTHS       YEAR ENDED
                                                               ENDED JANUARY    JULY 31,
                                                               31,



                                                      1997        1996        1995        1994        1993         1992

SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000      $ 1.000

Income from Investment Operations                      .030        .033        .024        .019        .012         .034
Net interest income

Less Distributions

 From net interest income                              (.030)      (.033)      (.024)      (.019)      (.012)       (.034)

Net asset value, end of period                        $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000      $ 1.000

TOTAL RETURN B                                         3.00%       3.32%       2.42%       1.95%       1.23%        3.45%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 671,462   $ 514,492   $ 406,287   $ 346,880   $ 333,655    $ 278,369

Ratio of expenses to average net assets                .50%        .50%        .50%        .40% C      .17% A, C    .05% C

Ratio of net interest income to average net assets     2.96%       3.27%       2.40%       1.93%       2.44% A      3.29%


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1997


6. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Massachusetts Municipal Money Market Fund (the fund) (formerly Spartan Massachusetts Municipal Money Market Portfolio) is a fund of Fidelity Massachusetts Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. Accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
7. OPERATING POLICIES.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of the securities purchased or sold on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $4,200,000 or 0.6% of net assets.
8. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .50% of the fund's average net assets. FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $4,492 for the period.
SUB-ADVISER FEE. As the fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
9. EXPENSE REDUCTIONS.
 FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's expenses were reduced by $28,627 under these arrangements.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Massachusetts Municipal Trust and the Shareholders of Spartan Massachusetts Municipal Money Market Fund (formerly Spartan Massachusetts Municipal Money Market Portfolio):
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Spartan Massachusetts Municipal Money Market Fund (formerly Spartan Massachusetts Municipal Money Market Portfolio) (the "Fund") at January 31, 1997, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmation from brokers were not received, provide a reasonable basis for the opinion expressed above.
PRICE WATERHOUSE LLP
Dallas, Texas
March 5, 1997
INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Sarah H. Zenoble, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Thomas D. Maher, Assistant
Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
* INDEPENDENT TRUSTEES
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
and
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FIDELITY'S MUNICIPAL
MONEY MARKET FUNDS
California Municipal Money Market
Connecticut Municipal Money Market
Massachusetts Municipal Money Market
Michigan Municipal Money Market
New Jersey Municipal Money Market
New York Municipal Money Market
Ohio Municipal Money Market
Spartan Arizona Municipal Money Market
Spartan California Municipal
Money Market
Spartan Connecticut Municipal
Money Market
Spartan Florida Municipal Money Market
Spartan Massachusetts Municipal
Money Market
Spartan Municipal Money Fund
Spartan New Jersey Municipal
Money Market
Spartan New York Municipal
Money Market
Spartan Pennsylvania Municipal
Money Market
Tax-Exempt Money Market
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress   1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE